(2_FIDELITY_LOGOS)FIDELITY

INTERMEDIATE BOND
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              7    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     10   A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            11   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   20   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  24   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995     PAST 6   PAST 1   PAST 5   PAST 10
                                   MONTHS   YEAR     YEARS    YEARS

Intermediate Bond                  5.87%    10.79%   51.38%   130.04%

Lehman Brothers Intermediate
 Government-Corporate Bond Index   6.60%    12.54%   51.94%   136.66%

Average Intermediate Investment
 Grade Bond Fund                   7.36%    13.79%   53.71%   139.01%

Consumer Price Index               1.18%    2.81%    15.13%   41.40%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of Lehman Brothers Intermediate Government-Corporate Bond Index - a broad measure of the performance of intermediate (one- to ten-year) bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the average intermediate investment grade bond fund, which reflects the performance of 167 funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995     PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Intermediate Bond                  10.79%   8.65%    8.69%

Lehman Brothers Intermediate
 Government-Corporate Bond Index   12.54%   8.73%    9.00%

Average Intermediate Investment
 Grade Bond Fund                   13.79%   10.74%   13.90%

Consumer Price Index               2.81%    2.86%    3.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS

$23,666
$23,004
$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Intermediate Bond Fund on October 31, 1985. As the chart shows, by October 31, 1995, the value of your investment would have grown to $23,004 - a 130.04% increase on your initial investment. For comparison, look at how the Lehman Brothers Intermediate Government-Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $23,666 - a 136.66% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED APRIL 30,
      ENDED
      OCTOBER
      31,

      1995   1995   1994   1993   1992   1991

Dividend return A       3.28%   6.40%    6.49%    8.08%    7.83%   8.69%

Capital appreciation    2.59%   -1.08%   -3.56%    4.82%   1.99%    3.92%
return

Total return            5.87%   5.32%    2.93%    12.90%   9.82%   12.61%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1995    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share A             5.69(cents)   32.29(cents)   63.50(cents)

Annualized dividend rate          6.53%         6.27%          6.31%

30-day annualized yield           5.46%         n/a            n/a

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $10.27 over the past month, $10.22 over the past six months and $10.07 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A NON-TAXABLE DIVIDENDS: DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 1.9(CENTS) PER SHARE PAID DURING 1995 ARE EXPECTED TO BE A NON-TAXABLE RETURN OF CAPITAL. THE EXACT AMOUNT TO USE IN PREPARING YOUR INCOME TAX RETURN WILL DEPEND ON YOUR SHARE ACTIVITY AND WILL BE REPORTED TO YOU IN JANUARY 1996.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
On October 1, 1995, Christine Thompson (right photo) became portfolio manager of Fidelity Intermediate Bond Fund. The following is an interview with Michael Gray - who managed the fund during most of the period covered by this report - with some comments from Christine Thompson on her outlook and strategy.
Q. MICHAEL, HOW HAS THE FUND PERFORMED?
A. For the six months ended October 31, 1995, the fund had a total return of 5.87%, compared to a return of 7.36% over the same period for the average intermediate investment grade bond fund, as tracked by Lipper Analytical Services. The Lehman Brothers Intermediate Government-Corporate Bond Index was up 6.60% for the period. Unfortunately, it underperformed its peers mostly because the fund has a shorter duration - or price sensitivity to changes in interest rates - than the average fund in its peer group. This means that in a falling interest rate environment like we've seen over the past year, funds with longer durations performed better than ones with shorter durations. Conversely, when interest rates rise, funds with shorter durations historically have less price sensitivity.
Q. WE HAVE SEEN A SOLID BULL MARKET FOR BONDS THIS YEAR. THIS MUST HAVE HELPED THE FUND?
A. Absolutely. The bond market completely reversed last year's dismal performance. Throughout the period, bond prices rose and interest rates fell. What drives interest rates lower? Primarily, it's a slowing in economic growth and the expectation of a lower rate of inflation. Inflation is a bond's greatest enemy because it erodes the value of the investment. Generally, when the economy slows, the Federal Reserve Board will lower short-term interest rates in an attempt to stimulate growth. In the third quarter of this year, the Fed did just that and lowered federal funds 25 basis points or 0.25%. Additionally, bonds benefited from economic indicators which pointed to relatively little inflation.
Q. IN YOUR OPINION, WHAT AREA OF THE INVESTMENT-GRADE BOND MARKET WAS IMPORTANT TO THE FUND?
A. Corporate bonds have performed well. In conjunction with low interest rates - which lower a company's borrowing costs - we've seen strong corporate earnings and solid balance sheets. This has caused credit quality to improve. Additionally, a limited supply of bonds and strong demand has helped the corporate bond market.
Q. HAVE YOU ADDED TO THE FUND'S CORPORATE BOND POSITION?
A. Actually, I've been reducing the fund's corporate position. I believe there are signs the economy is slowing, which could hurt corporate earnings. Additionally, supply has picked up recently and a lot of merger and acquisition activity created fear in the market. In my opinion, corporates currently are at very rich levels and, on a risk/reward basis, don't make sense at this time. In other words, their up side is very limited and their down side is very great. Corporate bonds had a good run, but going forward, I don't believe the outlook is very favorable.
Q. WHAT'S HAPPENED IN THE MORTGAGE-BACKED SECURITIES MARKET AND HOW DID YOU POSITION THE FUND IN THESE SECURITIES?
A. I was underweighted versus the fund's index in mortgage-backed securities - such as Ginnie Maes - throughout the year as spreads widened versus Treasuries. Prepayment fears - or the market's fear that these securities' underlying pool of mortgages would be paid off early and force bond holders to invest at less attractive rates - have cheapened the market and created value. In addition, as rates have returned to 18-month lows, new issuance began to pick up as homeowners take advantage of new low rates.
Q. WHAT WERE SOME OF THE FUND'S DISAPPOINTMENTS?
A. One letdown was the maturity structure I employed last spring. I positioned the fund with a barbell structure - the distribution of bond holdings divided on the yield curve between short-term maturities and longer-term maturities - early in the year. It appeared that the Federal Reserve Board would not lower short-term interest rates, thus creating a flat yield curve. The Fed did ease rates, however, and the yield curve steepened as the market continued to rally.
Q. TURNING TO YOU CHRISTINE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER?
A. I have repositioned the maturity structure of the portfolio. Currently, I believe the opportunities for adding return by using a barbell strategy are limited. However, I have increased the fund's exposure to a number of attractive areas along the yield curve that I believe may offer a return advantage in the future.
Q. HOW ABOUT THE DIFFERENT SECTORS OF THE BOND MARKET? DID YOU MAKE ANY CHANGES THERE, CHRISTINE?
A. Right now I'm increasing the fund's exposure to U.S. agency securities - such as Federal Farm Credit Bank medium term notes. Many intermediate-term agency securities are trading at similar levels to higher-quality corporate bonds. My interest is in capturing the additional yield these securities offer over comparable Treasury bonds. I've also decreased the fund's position in mortgage pass-through securities such as Ginnie Maes. In general, I don't believe the pricing in the mortgage-backed securities market justifies the uncertainty regarding the timing of principal repayment in the sector. I also agree with Michael's position on the corporate bond market, however I'm taking a slightly different defensive approach in that I'm adding shorter duration corporates. This is because shorter duration bonds have less price sensitivity to changes in interest rates and thus will feel less of an impact in the event of a sell-off in the corporate market.

FUND FACTS
GOAL: high current income
by investing mainly in
investment-grade debt
securities while maintaining
an average maturity of three
to 10 years.
START DATE: May 23, 1975
SIZE: as of October 31, 1995,
more than $2.7 billion
MANAGER: Christine
Thompson, since October 1,
1995; manager Fidelity U.S.
Bond Index Fund since
1990; joined Fidelity in 1985
(checkmark)
CHRISTINE THOMPSON ON HER
INVESTMENT PHILOSOPHY:
"The thing I want to
emphasize is the fact
shareholders are not going to
see large duration bets in this
portfolio. I believe, over time, I
have the potential to deliver
better returns by working within
the market rather than by timing
it. The fund is going to be
structured to resemble the
interest rate sensitivity of
Lehman Brothers Intermediate
Government-Corporate Bond
Index, so its duration will be
very similar to that of the
index. At the same time, I will
be emphasizing the valuation of
certain sectors versus others
in the bond market as well as
the valuation of individual
securities within various
sectors of the bond market.
Sectors and individual
securities will be measured
against historical and current
data. I will rely heavily on our
internal research department
to analyze fundamental
factors about an issuer such
as credit quality - or the
issuer's ability to pay the
bond's interest and principal
in a timely fashion. My goal
will be to position the portfolio
in the areas of the bond
market that offer the best
relative value."
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1995
(MOODY'S RATINGS)   % OF FUND'S   % OF FUND'S
                    INVESTMENTS   INVESTMENTS
                                  6 MONTHS AGO

Aaa                  75.8          54.0

Aa                   4.7           4.8

A                    11.2          8.7

Baa                  6.5           7.4

Ba                   0.4           1.0

B                    -             -

Not rated            1.0           0.7

TABLE EXCLUDES SHORT-TERM INVESTMENTS. SECURITIES RATED AS "BA" OR BELOW BY MOODY'S WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1995
                6 MONTHS AGO

Years    5.2     6.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1995
               6 MONTHS AGO

Years    3.3    2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION, IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**

Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 2.8
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 72.2
Row: 1, Col: 5, Value: 19.9
Row: 1, Col: 1, Value: 23.4
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 3.3
Row: 1, Col: 4, Value: 50.6
Row: 1, Col: 5, Value: 20.3
Corporate bonds 19.9%
U.S. government
and agency
obligations 73.2%
Foreign government
obligations 3.6%
Other 2.8%
Short-term
investments 0.5%
Corporate bonds 20.3%
U.S. government
and agency
obligations 50.6%
Foreign government
obligations 3.3%
Other 2.4%
Short-term
investments 23.4%
* TOTAL FOREIGN
 INVESTMENTS 9.8%
** TOTAL FOREIGN
 INVESTMENTS 9.5%
INVESTMENTS OCTOBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 19.9%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.7%
Methanex Corp. 8 7/8%, 11/15/01 $ 17,870 $ 19,590
PAPER & FOREST PRODUCTS - 0.1%
Boise Cascade Corp. 9 7/8%, 2/15/01  2,000  2,168
TOTAL BASIC INDUSTRIES   21,758
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Black & Decker Corp. 7 1/2%, 4/1/03  3,000  3,100
ENERGY - 1.2%
ENERGY SERVICES - 0.3%
Petroliam Nasional Berhad yankee 7 1/8%, 8/15/05 (a)  8,500  8,675
OIL & GAS - 0.9%
Elf Aquitaine yankee 7 3/4%, 5/1/99  15,000  15,732
Occidental Petroleum Corp.:
5.85%, 11/9/98  3,000  2,968
 5.93%, 11/9/98  5,000  4,960
  23,660
TOTAL ENERGY   32,335
FINANCE - 13.8%
ASSET-BACKED SECURITIES - 2.0%
Boatmens Auto Trust 6.35%, 10/15/01  2,820  2,828
Discover Card Trust:
7 7/8%, 4/16/98  1,860  1,872 6 1/8%, 5/15/98   2,550  2,545
Ford Credit Auto Loan Master Trust 7 3/8%, 4/15/99  12,000  12,215
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  2,583  2,572
Railcar Trust 7 3/4%, 6/1/04  13,310  14,092
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06 2,259 2,276 Standard Credit Card Master Trust I 7.65%, 2/15/00 2,800 2,888
Toyota Auto Receivables Grantor Trust 6.15%, 1/15/99  4,744  4,728
Union Acceptance Corp. 7.075%, 7/10/02  3,449  3,473
United Federal Savings Bank Grantor Trust:
 6.975%, 7/10/00  1,417  1,428
 7.275%, 11/10/00  1,454  1,471
  52,388
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - 7.0%
Capital One Bank:
8 5/8%, 1/15/97 $ 6,655 $ 6,842
 6.48%, 8/15/97  5,000  5,017
 8 1/8%, 2/27/98  10,000  10,378
Central Fidelity Banks, Inc. 8.15%, 11/15/02  5,000  5,377
Chase Manhattan Corp. 7 3/4%, 11/1/99  7,530  7,895
Citicorp 8.80%, 2/01/00  5,820  6,003
Corporacion Andina De Fomento yankee
7 1/4%, 4/30/98 (a)  6,100  6,077
Crestar Financial Corp. 8 3/4%, 11/15/04  7,100  7,925
Export-Import Bank Korea 7.85%, 11/1/96  9,000  9,152
First Fidelity Bancorporation 9 5/8%, 8/15/99  1,000  1,110
First Hawaiian, Inc. 6 1/4%, 8/15/00  3,000  2,946
First Interstate Bancorp 8 5/8%, 4/1/99  10,000  10,717
First Maryland Bancorp 10 3/8%, 8/1/99  2,895  3,280
First USA Bank Wilmington, 5 3/4%, 1/15/99  12,000  11,802
Fleet Financial Group, Inc.:
7 5/8%, 12/1/99  6,570  6,841
 8 1/8%, 7/01/04  3,000  3,254
Florida National Banks, Inc. 9 7/8%, 5/15/99  5,000  5,529
Integra Financial Corp. 6 1/2%, 4/15/00  3,000  2,997
Korea Development Bank:
9.60%, 12/1/00  1,000  1,136
 9 1/2%, 3/15/01  3,000  3,406
 9.48%, 4/2/01  7,000  7,947
 9.40%, 8/1/01  5,000  5,685
MBNA American Bank, N.A. 7 1/4%, 9/15/02  6,440  6,619
Mercantile Bancorporation, Inc. 7 5/8%, 10/15/02  2,000  2,088
Midlantic Corp. 9 1/4%, 9/1/99  5,000  5,488
Provident Bank:
7 1/8%, 3/15/03  2,000  2,020
 6 3/8%, 1/15/04  1,250  1,201
Shawmut National Corp.:
 8 1/8%, 2/1/97  3,000  3,075
 7.20%, 4/15/03  7,610  7,815
Signet Banking Corp. 9 5/8%, 6/1/99  2,000  2,187
Sovran Financial Corp. 9 3/4%, 6/15/99  5,000  5,522
UJB Financial Corp. 8 5/8%, 12/10/02  10,000  11,065
Zions Bancorporation 8 5/8%, 10/15/02  3,900  4,237
  182,633
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 4.0%
Aristar, Inc.:
7 3/8%, 2/15/97 $ 10,000 $ 10,156
 8 7/8%, 8/15/98  390  415
Associates Corp. of North America:
6 7/8%, 1/15/97  1,000  1,009
 8.80%, 8/1/98  90  96
Case Equipment Loan Trust 6.45%, 9/15/02  6,140  6,155
Deere (John) Capital Corp. 9 5/8%, 11/1/98  6,000  6,550
Ford Capital BV:
9 3/8%, 1/1/98  3,310  3,532
 9%, 8/15/98 gtd.  3,000  3,214
General Motors Acceptance Corp.:
7 3/4%, 2/25/97  4,000  4,086
 7.90%, 5/1/97  10,000  10,264
 7 7/8%, 2/23/98  16,000  16,586
 6.40%, 6/8/98  12,500  12,567
Grand Metropolitan Investment Corp. 8 1/8%, 8/15/96  7,000  7,107
Heller Financial, Inc. 9 3/8%, 3/15/98  750  802
Household Finance Corp.:
10 1/8%, 6/15/96  1,225  1,254
 7 5/8%, 12/15/96  2,000  2,033
 6 3/4%, 6/1/00  3,300  3,349
Secured Finance, Inc. Kroger gtd. secured
9.05%, 12/15/04  4,000  4,594
Society Corp. 8 7/8%, 5/15/96  7,500  7,596
Tenneco Credit Corp. 10.05%, 8/17/98  1,940  2,111
Westinghouse Credit Corp. 9.30%, 6/7/99  1,100  1,144
  104,620
INSURANCE - 0.2%
Metropolitan Life Insurance Co. 6.30%, 11/1/03 (a) 4,500 4,314 Protective Life Corp. 7.95%, 7/1/04 1,000 1,071
St. Paul Companies, Inc. 9 3/8%, 6/15/97  440  462
  5,847
SAVINGS & LOANS - 0.6%
Ahmanson (H.F.) & Co.:
9 7/8%, 11/15/99  9,500  10,649
 7 7/8%, 9/1/04  1,250  1,323
Home Savings of America 10 1/2%, 6/12/97  3,500  3,554
  15,526
TOTAL FINANCE   361,014
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
ELECTRICAL EQUIPMENT - 0.2%
Westinghouse Electric Corp. 8 3/8%, 6/15/02 $ 5,000 $ 5,009
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Deere & Co. 9 1/8%, 7/1/96  3,000  3,058
Tenneco, Inc. 10%, 8/1/98  15,310  16,730
  19,788
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   24,797
MEDIA & LEISURE - 0.4%
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp. 8 1/8%, 4/1/97  4,500  4,577
PUBLISHING - 0.2%
News America Holdings, Inc.:
12%, 12/15/01  1,835  2,050
 8 5/8%, 2/1/03  3,240  3,540
  5,590
TOTAL MEDIA & LEISURE   10,167
NONDURABLES - 0.6%
FOODS - 0.2%
Quaker Oats Co. 7 1/2%, 5/2/05  3,000  3,146
Ralcorp Holdings, Inc. 8 3/4%, 9/15/04  1,000  1,095
  4,241
TOBACCO - 0.4%
Philip Morris Companies, Inc.:
8 7/8%, 7/1/96  450  459
 9.80%, 12/15/98  9,630  9,673
  10,132
TOTAL NONDURABLES   14,373
RETAIL & WHOLESALE - 0.1%
GROCERY STORES - 0.1%
Great Atlantic & Pacific Tea, Inc. 9 1/8%, 1/15/98 2,000 2,103 NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
SERVICES - 0.2%
PRINTING - 0.2%
Valassis Communications, Inc. 9.55%, 12/1/03 $ 4,000 $ 4,065
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Comdisco, Inc. 7 3/4%, 1/29/97  3,000  3,053
UTILITIES - 1.7%
ELECTRIC UTILITY - 1.3%
British Columbia Hydro & Power Authority:
15 1/2%, 11/15/11  12,500  14,443
 12 1/2%, 1/15/14  4,670  5,677
Hydro-Quebec 8.40%, 1/15/22  12,500  13,702
  33,822
GAS - 0.4%
Centragas Transpotadora De Gas 10.65%, 12/1/10 (a)  2,720  2,870
Enron Corp.:
10%, 6/01/98  3,000  3,272
 8 1/2%, 2/01/00  2,920  2,998
Southwest Gas Co. 9 3/4%, 6/15/02  740  853
  9,993
TOTAL UTILITIES   43,815
TOTAL NONCONVERTIBLE BONDS
(Cost $513,771)   520,580
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 71.8%
U.S. TREASURY OBLIGATIONS - 69.1%
 8%, 10/15/96  52,220  53,354
 6 1/2%, 5/15/97  380,900  385,722
 8 1/2%, 5/15/97  4,061  4,231
 8 3/4%, 10/15/97  103,750  109,650
 5 1/8%, 3/31/98  93,980  92,820
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. TREASURY OBLIGATIONS - CONTINUED
 9%, 5/15/98 $ 53,300 $ 57,422
 9 1/4%, 8/15/98  182,390  198,805
 8 7/8%, 2/15/99  17,000  18,570
 7 3/4%, 12/31/99  457,950  490,364
 7 7/8%, 8/15/01  67,250  73,796
 7 1/2%, 11/15/01  9,260  10,014
 6 1/4%, 2/15/03  39,870  40,574
 11 7/8%, 11/15/03  7,280  9,969
 12 3/4%, 11/15/10  126,360  188,197
 9%, 11/15/18  10,000  13,061
 12%, 8/15/23  41,100  61,657
TOTAL U.S. TREASURY OBLIGATIONS   1,808,206
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Farm Credit Bank:
6.32%, 9/09/02  4,640  4,686
 6.20%, 9/23/02  7,180  7,190
 6.40%, 10/3/02  2,270  2,297
Government Trust Certificates Series
(guaranteed by U.S. Government through
Export-Import Bank):
 1994-A 7.39%, 6/26/06  1,192  1,250
  1994-C 6.61%, 9/15/99  1,630  1,649
  1995-A 6.28%, 6/15/04  16,400  16,420
Private Export Funding Corp. secured notes:
 Series II, 8.4%, 7 /31/01  1,020  1,125
 Series LL, 7.9%, 3/31/00  1,610  1,727
Private Export Funding Corp. 5.80%, 2/01/04  1,380  1,352
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
 5 1/4%, 3/15/98  4,560  4,504
  7 1/8%, 8/15/99  3,140  3,259
  8%, 11/15/01  2,090  2,280
  6 1/4%, 8/15/02  23,893  24,066
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   71,805
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $1,881,718)   1,880,011
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 1.4%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.0%
 8 1/2%, 6/15/13 $ 147 $ 152
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.4%
 8.92%, 6/15/97 (b)  20  19
 6%, 4/1/01 to 10/1/02  12,466  12,300
 7.40%, 7/1/04  12,340  13,195
 12 1/2%, 9/1/11 to 8/1/15  393  457
 6 1/2%, 3/1/24 to 6/1/24  9,322  9,044
  35,015
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%
 9 1/2%, 9/15/09 to 10/15/15  311  338
 10%, 12/15/13 to 8/15/17   398  437
  775
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES (Cost $22,450)   35,942
COMMERCIAL MORTGAGE SECURITIES - 1.5%
FDIC commercial Series 1994-C1 Class II-A1,
6.30%, 9/25/25  1,098  1,097
Kearny Street Mortgage commercial floater
Series 1995-1 Class A1, 7.039%, 2/20/30 (a)(b)  3,570  3,623
Oregon pass thru certificates commercial
Series 1995 Class A1, 7.15%, 6/25/26 (a)  8,201  8,230
Resolution Trust Corp. commercial Series:
1994-C1 Class A-4, 7 1/4%, 6/25/26  1,627  1,622
 1994-C2 Class A-2, 7 3/4%, 4/25/25  1,395  1,402
 1994-C2 Class A-4, 7 1/2%, 4/25/25  1,944  1,946
 1994-N2 Class 2, 7 1/2%, 12/15/04 (a)(c)  4,500  4,520
 1995-C1 Class A2A, 6 1/4%, 2/25/27  8,966  8,923
 1995-C1 Class A4A, 6 1/4%, 2/25/27  7,200  7,164
Structured Asset Securities Corp. commercial Series
1993-C1 Class A-1, 6.60%, 10/25/24  1,588  1,581
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,906)   40,108
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
Dannish Government euro 7 3/4%, 12/15/96 $ 1,350 $ 1,375
Ireland Republic yankee 8 5/8%, 4/15/01  10,500  11,599
Malaysia Government euro 9 1/2%, 10/31/96  815  842
Manitoba Province yankee:
6 7/8%, 9/15/02  17,500  17,973
 8.80%, 1/15/20  15,000  18,007
Ontario Province Canada:
7 3/4%, 6/4/02  11,000  11,742
 7 3/8%, 1/27/03  7,500  7,865
 15 1/8%, 5/1/11  7,080  7,779
 17%, 11/5/11  12,145  14,174
 15 1/4%, 8/31/12  2,735  3,298
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $91,836)   94,654
SUPRANATIONAL OBLIGATIONS - 1.3%
African Development Bank:
10 1/2%, 11/1/95  4,000  4,000
 9 1/2%, 12/15/95  5,000  5,000
 10%, 11/1/97  4,000  4,300
 8.70%, 5/1/01  5,000  5,578
 7 3/4%, 12/15/01  8,000  8,549
European Investment Bank 11 5/8%, 2/1/99  2,500  3,153
Inter-American Development Bank 9.45%, 9/15/98  2,000  2,181
International Bank for Reconstruction & Development
euro 11 1/8%, 1/13/98  2,000  2,202
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $34,407)   34,963
REPURCHASE AGREEMENTS - 0.5%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%,
dated 10/31/95 due 11/1/95  $ 11,765  11,763
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,595,851)  $ 2,618,021
LEGEND
1. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,309,000 or 1.4% of net assets.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 91.7% AAA, AA, A 88.8%
Baa 6.5% BBB  8.6%
Ba 0.4% BB  0.3%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
Securities rated as "Ba" by Moody's and "BB" by S&P were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity. The percentage not rated by either S&P or Moody's amounted to 0.0%. Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  90.2%
Canada  5.1
Supranational  1.6
Korea  1.0
Others (individually less than 1%)  2.1
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1995 the aggregate cost of investment securities for income tax purposes was $2,595,875,000. Net unrealized appreciation aggregated $22,146,000, of which $34,937,000 related to appreciated investment securities and $12,791,000 related to depreciated investment securities. The fund has elected to defer to its fiscal year ending April 30, 1996 approximately $28,106,000 of losses recognized during the period November 1, 1994 to April 30, 1995.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER SHARE AMOUNT) OCTOBER 31, 1995 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                                 $ 2,618,021
agreements of $11,763) (cost $2,595,851) -
See accompanying schedule

Cash                                                                                      10,733

Receivable for investments sold                                                           75,209

Receivable for fund shares sold                                                           2,140

Interest receivable                                                                       58,287

 TOTAL ASSETS                                                                             2,764,390

LIABILITIES

Payable for investments purchased                                             $ 51,147

Distributions payable                                                          698

Accrued management fee                                                         1,017

Other payables and accrued expenses                                            862

 TOTAL LIABILITIES                                                                        53,724

NET ASSETS                                                                               $ 2,710,666

Net Assets consist of:

Paid in capital                                                                          $ 2,693,838

Distributions in excess of net investment income                                          (12,802)

Accumulated undistributed net realized gain (loss) on                                     7,477
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on investments                                 22,153

NET ASSETS, for 263,495 shares outstanding                                               $ 2,710,666

NET ASSET VALUE, offering price and redemption price per                                  $10.29
share ($2,710,666 (divided by) 263,495 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                                $ 92,411
Interest (including income on securities loaned of $25)

EXPENSES

Management fee                                                       $ 5,899

Transfer agent fees                                                   2,979

Accounting and security lending fees                                  317

Non-interested trustees' compensation                                 6

Custodian fees and expenses                                           60

Registration fees                                                     51

Audit                                                                 30

Legal                                                                 4

 TOTAL EXPENSES                                                                   9,346

NET INVESTMENT INCOME                                                             83,065

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                49,342

 Futures contracts                                                    (14,192)    35,150

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                26,724

 Futures contracts                                                    2,562       29,286

NET GAIN (LOSS)                                                                   64,436

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 147,501
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS         YEAR ENDED
                                                            ENDED              APRIL 30,
                                                            OCTOBER 31, 1995   1995
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 83,065           $ 131,888
Net investment income

 Net realized gain (loss)                                    35,150             (16,585)

 Change in net unrealized appreciation (depreciation)        29,286             2,612

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             147,501            117,915
FROM OPERATIONS

Distributions to shareholders                                (82,908)           (125,751)
From net investment income

 In excess of net realized gain                              -                  (18,082)

 Return of capital (Note 1)                                  -                  (3,993)

 TOTAL DISTRIBUTIONS                                         (82,908)           (147,826)

Share transactions                                           656,456            1,248,267
Net proceeds from sales of shares

 Reinvestment of distributions                               79,017             139,860

 Cost of shares redeemed                                     (552,037)          (677,390)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             183,436            710,737
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    248,029            680,826

NET ASSETS

 Beginning of period                                         2,462,637          1,781,811

 End of period (including distributions in excess of net    $ 2,710,666        $ 2,462,637
investment income of $12,802 and $12,959,
respectively)

OTHER INFORMATION
Shares

 Sold                                                        64,238             125,125

 Issued in reinvestment of distributions                     7,722              14,003

 Redeemed                                                    (54,051)           (67,751)

 Net increase (decrease)                                     17,909             71,377


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1995

      (UNAUDITED)      1995                    1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 10.030   $ 10.230   $ 10.700   $ 10.270   $ 10.070   $ 9.690
beginning of period

Income from                     .327       .591       .705       .784       .764       .800
Investment
Operations
Net investment
 income

 Net realized and               .256       (.074)     (.381)     .496       .197       .380
unrealized gain
(loss)

 Total from                     .583       .517       .324       1.280      .961       1.180
investment
 operations

Less Distributions              (.323)     (.598)     (.704)     (.790)     (.761)     (.800)
From net investment
 income

 From net realized              -          -          -          (.060)     -          -
 gain

 In excess of net               -          (.100)     (.090)     -          -          -
 realized gain

 Return of capital              -          (.019)     -          -          -          -

 Total distributions            (.323)     (.717)     (.794)     (.850)     (.761)     (.800)

Net asset value,               $ 10.290   $ 10.030   $ 10.230   $ 10.700   $ 10.270   $ 10.070
end of period

TOTAL RETURN B, C               5.87%      5.32%      2.93%      12.90%     9.82%      12.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,711    $ 2,463    $ 1,782    $ 1,639    $ 1,235    $ 878
period (in millions)



Ratio of expenses to        .71% A     .68%     .64%     .61%     .63%     .66%
average net assets                                      E        E

Ratio of net                6.31% A    6.31%    6.88%    7.44%    7.45%    8.05%
investment income
to average net
assets

Portfolio turnover rate     179% A     75%      81%      51%      80%      73%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures and options transactions, foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
For the period ended April 30, 1995, the fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital. This was due to certain foreign currency losses which decreased taxable income available for distribution after certain distributions had been made. (The tax treatment of distributions for the 1995 calendar year will be reported to shareholders prior to February 1, 1996.)
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $2,707,603,000 and $2,041,468,000, respectively, of which U.S. government and government agency obligations aggregated $2,502,550,000 and $1,865,639,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
185 Asylum Street
Hartford, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
New Markets Income
Short-Intermediate Government
Short-Term Bond
Short-Term World Income
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Long-Term Government Bond
Spartan Short-Intermediate  Government
Spartan Short-Term Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

MARKET INDEX
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   29   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  33   Notes to the financial statements.

DISTRIBUTIONS          37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage of change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the fund's $10 index account fee.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 6   PAST 1   PAST 5    LIFE OF
                                  MONTHS   YEAR     YEARS     FUND

Market Index                      14.23%   25.98%   117.78%   101.32%

S&P 500(registered trademark)     14.46%   26.44%   121.65%   103.88%

Average S&P 500 Index             14.16%   25.83%   116.39%   n/a
Fund

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months one year, five years, or since the fund started on March 6, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the average S&P 500 index fund, which reflects the performance of 44 funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Market Index                      25.98%   16.84%   13.17%

S&P 500(registered trademark)     26.44%   17.26%   13.41%

Average S&P 500 Index Fund        25.83%   16.69%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
           Fidelity MaStandard
     03/06/90   10000.00 10000.00
     03/31/90   10080.00 10077.26
     04/30/90    9832.00  9825.33
     05/31/90   10828.00 10783.30
     06/30/90   10757.82 10709.97
     07/31/90   10725.58 10675.70
     08/31/90    9754.56  9710.62
     09/30/90    9276.54  9237.71
     10/31/90    9244.03  9197.99
     11/30/90    9841.34  9792.18
     12/31/90   10101.00 10065.38
     01/31/91   10548.39 10504.23
     02/28/91   11303.60 11255.28
     03/31/91   11570.82 11527.66
     04/30/91   11599.76 11555.33
     05/31/91   12095.83 12054.52
     06/30/91   11534.54 11502.42
     07/31/91   12076.26 12038.43
     08/31/91   12355.46 12323.74
     09/30/91   12150.08 12117.94
     10/31/91   12309.51 12280.32
     11/30/91   11810.25 11785.42
     12/31/91   13158.80 13133.67
     01/31/92   12913.15 12889.39
     02/29/92   13074.09 13056.95
     03/31/92   12813.05 12802.34
     04/30/92   13188.15 13178.73
     05/31/92   13247.82 13243.30
     06/30/92   13049.52 13045.98
     07/31/92   13577.16 13579.56
     08/31/92   13298.32 13301.18
     09/30/92   13450.57 13458.13
     10/31/92   13489.42 13505.23
     11/30/92   13942.66 13965.76
     12/31/92   14114.96 14137.54
     01/31/93   14223.57 14256.30
     02/28/93   14414.73 14450.18
     03/31/93   14713.50 14755.08
     04/30/93   14350.79 14398.01
     05/31/93   14730.98 14783.88
     06/30/93   14765.08 14826.75
     07/31/93   14698.79 14767.44
     08/31/93   15246.79 15327.13
     09/30/93   15125.81 15209.11
     10/31/93   15436.95 15523.94
     11/30/93   15285.82 15376.46
     12/31/93   15467.27 15562.52
     01/31/94   15985.83 16091.64
     02/28/94   15547.74 15655.56
     03/31/94   14863.15 14972.97
     04/30/94   15056.47 15164.63
     05/31/94   15299.24 15413.33
     06/30/94   14917.43 15035.70
     07/31/94   15405.79 15528.87
     08/31/94   16029.80 16165.56
     09/30/94   15634.23 15769.50
     10/31/94   15979.83 16124.31
     11/30/94   15393.21 15537.07
     12/31/94   15620.69 15767.48
     01/31/95   16023.22 16176.33
     02/28/95   16640.73 16806.72
     03/31/95   17121.85 17302.69
     04/30/95   17623.13 17812.26
     05/31/95   18317.57 18524.21
     06/30/95   18729.59 18954.53
     07/31/95   19351.43 19583.06
     08/31/95   19397.84 19632.21
     09/30/95   20206.35 20460.69
     10/31/95   20131.70 20387.65

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Market Index Fund on March 6, 1990, when the fund started and paid the fund's $10 annual account index fee. As the chart shows, by October 31, 1995, the value of your investment would have grown to $20,132 - a 101.32% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $20,388 - a 103.88% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Farrelly, Portfolio Manager of Fidelity Market Index Fund
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The fund had a total return of 14.23% for the six months ended October 31, 1995, while the Standard & Poor's 500 Index - the fund's yardstick - returned 14.46% during the period. Because the fund attempts to track the index as closely as possible, this slight difference in returns is due mainly to management and other expenses. The fund did, however, top the average S&P 500 fund, which returned 14.16% for the period, as tracked by Lipper Analytical Services.
Q. IT SEEMS STOCKS CONTINUED THEIR UPWARD MOMENTUM DURING THE LAST SIX MONTHS . . .
A. They certainly did. When the Federal Reserve Board eased short-term interest rates this summer, it appeared that for the time being we had reached an economy of slow growth with relatively little inflation. This, coupled with continually strong earnings reports in the third quarter, helped propel the S&P 500 to record highs in October. In this environment marked by stable interest rates, small- and medium-sized companies led the way. This is not surprising because their balance sheets are more sensitive to changes in borrowing costs.
Q. A LOT HAS BEEN WRITTEN IN THE LAST YEAR ABOUT THE EYE-POPPING PERFORMANCE OF TECHNOLOGY STOCKS. WHAT HAPPENED IN THE TECHNOLOGY SECTOR DURING THE FUND'S REPORTING PERIOD?
A. You're right, technology stocks have been phenomenal this year. In the beginning of the year, basically all one had to do was put money in a tech stock and watch it go. During the third quarter, though, techs cooled off slightly with a few earnings disappointments, although companies like Microsoft and Cisco Systems continued to perform well.
Q. IN ADDITION TO TECHNOLOGY, WHAT ARE SOME OF THE OTHER SECTORS THAT HAVE PERFORMED WELL?
A. The financial sector, with large money-center banks such as JP Morgan and financial services firms such as American Express, benefited from a stable interest rate environment. Additionally, during the fund's reporting period, investors continued to shift assets into consumer nondurables - or less economically sensitive stocks. This benefited health care stocks such as Johnson & Johnson, pharmaceutical companies like Merck and consumer staples like Philip Morris, PepsiCo and Gillette.
Q. UTILITY STOCKS ARE GENERALLY KNOWN FOR THEIR INCOME. WHY WERE THEY THE LARGEST PART OF THE FUND IN A YEAR KNOWN MORE FOR PRICE APPRECIATION?
A. The utility stocks of the S&P 500 can be viewed in two broad categories: electric utilities and telecommunications companies. Electric utilities are in the midst of major changes as many traditional monopolies are breaking up and merger and acquisition activity is on the rise. As for telecommunications, the S&P 500 contains household names such as MCI and AT&T - which announced it is splitting up into three separate companies, a move the market viewed favorably. Regional Bell companies, such as Ameritech and NYNEX, are operating in a more favorable regulatory environment with less rate-of-return regulation and more price-cap agreements - the maximum amount they can charge customers. In essence, a favorable regulatory environment allows these companies to keep gains reaped from increased business efficiency.
Q. WERE THERE ANY MAJOR EVENTS INVOLVING MEDIA OR ENTERTAINMENT COMPANIES IN THE S&P 500?
A. Definitely. The media/leisure sector, as well as the entertainment sector, provided some of the most recognizable examples of what has become a very high level of business integration activity in the market. During the fund's reporting period, Capital Cities/ABC, owners of the ABC television network and ESPN, agreed to be acquired by entertainment-giant Walt Disney. ABC's rival network, CBS, also agreed to be acquired by electrical-equipment maker Westinghouse Electric Corp.
Q. BANK MERGERS WERE QUITE A STORY TOO . . .
A. They certainly were. Chase and Chemical announced a $10 billion merger that would create the country's largest banking company. In the New England market, Fleet Financial Group, Inc. acquired Shawmut National Corp. in a $4.5 billion deal. The acquisition solidified Fleet's position as New England's largest bank.
Q. WHAT WERE SOME DISAPPOINTING SECTORS OF THE S&P 500?
A. Economically sensitive - or cyclical - stocks lagged during the period. As the economy slowed this year, cyclical stocks, which generally trade well in the first stages of an economic expansion, underperformed.
Q. RETAIL-STORE STOCKS HAVE ALSO HAD A TOUGH YEAR . . .
A. That's true. General retail outlets such as K mart have faced intense competition from the aggressive pricing tactics of Wal-Mart. Additionally, retail stocks are better performers when people are spending money - which is most often during a high-growth environment.
Q. WHAT'S YOUR OUTLOOK GOING FORWARD?
A. While the budget situation in Washington is a big question mark right now, I believe the general investment environment is still pretty favorable. To date, there are no clear signs that point to an inflationary threat. However, based on historical standards, stocks are pretty expensive. This could be a problem if corporate earnings growth slows down.

FUND FACTS
GOAL: to provide returns that
correspond to those of the
Standard & Poor's
Composite Index of 500
Stocks
START DATE: March 6, 1990
SIZE: as of October 31, 1995,
more than $580 million
MANAGER: Jennifer Farrelly,
since 1994; manager,
Fidelity U.S. Equity Index
Portfolio and VIPII: Index
500 Portfolio, since 1994;
manager, institutional
enhanced index funds,
since 1988; joined Fidelity in
1988
(checkmark)
JENNIFER FARRELLY ON CHANGES
TO THE S&P 500:
"The S&P 500 is an index of
500 stocks that are chosen to
be representative of the
broader market. Periodically,
companies will be added or
deleted from the index.
Usually, this is based on
events such as acquisitions,
spinoffs and shifts in asset
size."
Here are some changes to the
index in the past six months
involving some well-known
companies:
(solid bullet)  May 10: Conglomerate
Loews Corp. is added in place
of Continental Airlines
(solid bullet) May 22: Cabletron, a maker of products used with computer networks, is added in place of heavy-equipment maker Clark
Equipment
(solid bullet) May 30: Fruit of the Loom is added in place of children's clothing maker OshKosh B'
Gosh
(solid bullet)  July 3: Gaming company
Harrah's Entertainment is
added in place of The Promus
Companies
(solid bullet) September 22: Investment banking firm Morgan Stanley is added in place of railroad
Santa Fe Pacific Corp.
(solid bullet)  October 23: Regional bank
First Bank System is added in
place of First Mississippi."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.            2.4            2.4

AT&T Corp.                      2.2            2.0

Exxon Corp.                     2.1            2.2

Coca-Cola Company (The)         2.0            1.9

Merck & Co., Inc.               1.6            1.4

Philip Morris Companies, Inc.   1.6            1.5

Royal Dutch Petroleum Co.       1.5            1.6

Microsoft Corp.                 1.3            1.2

Intel Corp.                     1.3            1.1

Procter & Gamble Co.            1.2            1.2

TOP TEN MARKET SECTORS AS OF OCTOBER 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Utilities                          12.4           12.2

Finance                            11.9           10.7

Technology                         11.5           10.6

Nondurables                        11.2           11.2

Health                             9.7            9.1

Energy                             8.3            9.4

Basic Industries                   6.5            6.9

Industrial Machinery & Equipment   4.8            5.3

Media & Leisure                    4.5            4.7

Retail & Wholesale                 4.3            5.3

ASSET ALLOCATION
TO MATCH THE STANDARD & POOR'S 500 INDEX, FIDELITY MARKET INDEX FUND HAS 100.0% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.
INVESTMENTS OCTOBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.3%
Boeing Co.   43,680 $ 2,866,438
Lockheed Martin Corp.   25,668  1,748,633
McDonnell Douglas Corp.   14,350  1,173,113
Northrop Grumman Corp.   6,400  366,400
Rockwell International Corp.   27,800  1,237,100
  7,391,684
DEFENSE ELECTRONICS - 0.3%
Loral Corp.   21,800  645,825
Raytheon Co.   31,040  1,354,120
  1,999,945
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   8,100  448,538
TOTAL AEROSPACE & DEFENSE   9,840,167
BASIC INDUSTRIES - 6.5%
CHEMICALS & PLASTICS - 3.4%
Air Products & Chemicals, Inc.   14,220  734,108
Avery Dennison Corp.   6,900  308,775
Dow Chemical Co.   34,270  2,351,779
du Pont (E.I.) de Nemours & Co.   70,830  4,418,021
Eastman Chemical Co.   10,442  621,299
Engelhard Corp.   18,237  453,645
First Mississippi Corp.   2,700  55,350
FMC Corp. (a)  4,600  329,475
Goodrich (B.F.) Co.  3,210  211,459
Grace (W.R.) & Co.   12,000  669,000
Great Lakes Chemical Corp.   8,200  550,425
Hercules, Inc.   14,320  764,330
Minnesota Mining & Manufacturing Co.   53,620  3,049,638
Monsanto Co.   14,820  1,552,395
Morton International, Inc.   19,000  579,500
Nalco Chemical Co.   8,580  257,400
PPG Industries, Inc.   26,000  1,105,000
Praxair, Inc.   17,600  475,200
Raychem Corp.   5,700  264,338
Rohm & Haas Co.   8,700  480,675
Union Carbide Corp.   17,600  666,600
  19,898,412
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.3%
Armco, Inc. (a)  13,500 $ 82,688
Bethlehem Steel Corp. (a)  14,200  186,375
Inland Steel Industries, Inc.   6,300  147,263
Nucor Corp.   11,100  534,188
USX-U.S. Steel Group  10,360  309,505
Worthington Industries, Inc.   11,525  191,603
  1,451,622
METALS & MINING - 0.8%
Alcan Aluminium Ltd.   28,703  909,978
Aluminum Co. of America  22,720  1,158,720
ASARCO, Inc.   5,300  170,925
Cyprus Amax Minerals Co.   11,750  306,969
Freeport-McMoRan Copper & Gold, Inc. Class B  25,900  589,225
Inco Ltd.   15,258  524,866
Phelps Dodge Corp.   8,840  560,235
Reynolds Metals Co.   8,040  405,015
  4,625,933
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   3,929  108,539
Bemis Co., Inc.   6,500  169,000
Corning, Inc.   29,440  769,120
Crown Cork & Seal Co., Inc. (a)  11,580  403,853
  1,450,512
PAPER & FOREST PRODUCTS - 1.7%
Boise Cascade Corp.   6,100  221,125
Champion International Corp.   12,400  663,400
Federal Paper Board Co., Inc.   5,800  243,600
Georgia-Pacific Corp.   11,700  965,250
International Paper Co.   32,600  1,206,200
James River Corp. of Virginia  10,600  340,525
Kimberly-Clark Corp.   20,580  1,494,623
Louisiana-Pacific Corp.   13,860  330,908
Mead Corp.   6,900  397,613
Potlatch Corp.   3,640  153,335
Scott Paper Co.   19,420  1,034,115
Stone Container Corp.   12,314  203,181
Temple-Inland, Inc.   7,100  323,050
Union Camp Corp.   8,900  452,788
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Westvaco Corp.   13,050 $ 362,138
Weyerhaeuser Co.   25,900  1,142,838
Willamette Industries, Inc.   7,100  411,800
  9,946,489
TOTAL BASIC INDUSTRIES   37,372,968
CONGLOMERATES - 1.3%
Allied-Signal, Inc.   36,100  1,534,250
Crane Co.   3,800  134,425
Dial Corp. (The)  12,000  292,500
Harris Corp.   4,900  284,813
ITT Corp.   14,870  1,821,575
Teledyne, Inc.   7,198  179,050
Textron, Inc.   10,800  742,500
Tyco International Ltd.   9,690  588,668
United Technologies Corp.   15,670  1,390,713
Whitman Corp.   13,300  282,625
  7,251,119
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   4,510  267,781
Masco Corp.   20,300  570,938
Owens-Corning Fiberglas Corp. (a)  6,400  271,200
Sherwin-Williams Co.   10,940  411,618
  1,521,537
CONSTRUCTION - 0.0%
Centex Corp.   3,460  113,315
Kaufman & Broad Home Corp.   4,200  48,825
Morrison-Knudsen Corp.   4,300  27,950
Pulte Corp.   2,800  88,550
  278,640
ENGINEERING - 0.2%
EG & G, Inc.   6,620  123,298
Fluor Corp.   10,630  600,595
Foster Wheeler Corp.   4,500  168,750
  892,643
TOTAL CONSTRUCTION & REAL ESTATE   2,692,820
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 3.3%
AUTOS, TIRES, & ACCESSORIES - 2.6%
Chrysler Corp.   43,900 $ 2,266,338
Cooper Tire & Rubber Co.   10,600  245,125
Cummins Engine Co., Inc.   5,100  179,138
Dana Corp.   13,000  333,125
Eaton Corp.   9,880  506,350
Echlin, Inc.   7,700  275,275
Ford Motor Co.   137,200  3,944,500
General Motors Corp.   95,556  4,180,575
Genuine Parts Co.   15,625  619,141
Goodyear Tire & Rubber Co.   19,400  737,200
Johnson Controls, Inc.   5,300  308,725
NACCO Industries, Inc. Class A  1,200  68,700
Navistar International Corp. (a)  9,560  97,990
PACCAR, Inc.   5,038  210,337
Pep Boys-Manny, Moe & Jack  7,800  170,625
Snap-on Tools Corp.   4,700  199,163
TRW, Inc.   8,260  543,095
  14,885,402
CONSUMER ELECTRONICS - 0.3%
Black & Decker Corp.   8,900  301,488
Maytag Co.   13,700  260,300
Newell Co.   20,300  489,738
Stanley Works  5,600  267,400
Whirlpool Corp.   9,500  503,500
  1,822,426
HOME FURNISHINGS - 0.0%
Bassett Furniture Industries, Inc.   1,700  34,213
TEXTILES & APPAREL - 0.4%
Fruit of the Loom, Inc. Class A (a)  9,600  166,800
Liz Claiborne, Inc.   9,500  269,563
NIKE, Inc. Class B  18,360  1,041,930
Reebok International Ltd.   10,100  343,400
Russell Corp.   4,900  121,275
Springs Industries, Inc. Class A  2,500  107,188
Stride Rite Corp.   6,400  72,000
VF Corp.   8,100  387,788
  2,509,944
TOTAL DURABLES   19,251,985
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 8.3%
COAL - 0.0%
Eastern Enterprises Co.   2,500 $ 74,688
ENERGY SERVICES - 0.6%
Baker Hughes, Inc.   18,100  355,213
Dresser Industries, Inc.   23,240  482,230
Halliburton Co.   14,680  609,220
Helmerich & Payne, Inc.   3,100  80,213
McDermott International, Inc.   7,000  111,125
Rowan Companies, Inc. (a)  10,700  70,888
Schlumberger Ltd.   30,980  1,928,505
  3,637,394
OIL & GAS - 7.7%
Amerada Hess Corp.   11,940  538,793
Amoco Corp.   63,510  4,056,701
Ashland, Inc.   8,030  253,949
Atlantic Richfield Co.   20,620  2,201,185
Burlington Resources, Inc.   16,100  579,600
Chevron Corp.   83,380  3,898,015
Coastal Corp. (The)  13,300  430,588
Exxon Corp.   158,760  12,125,295
Kerr-McGee Corp.   6,560  361,620
Louisiana Land & Exploration Co.   4,340  153,528
Mobil Corp.   50,450  5,082,838
Occidental Petroleum Corp.   40,700  875,050
Oryx Energy Co. (a)  13,260  152,490
Pennzoil Co.   5,830  220,083
Phillips Petroleum Co.   33,400  1,077,150
Royal Dutch Petroleum Co.   68,420  8,407,108
Santa Fe Energy Resources, Inc. (a)  11,466  101,761
Sun Company, Inc.   9,780  279,953
Texaco, Inc.   33,240  2,264,475
USX-Marathon Group  37,900  672,725
Unocal Corp.   31,409  824,486
  44,557,393
TOTAL ENERGY   48,269,475
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 11.9%
BANKS - 5.9%
Banc One Corp.   50,322 $ 1,698,368
Bank of Boston Corp.   14,167  630,432
Bank of New York Co., Inc.   24,600  1,033,200
BankAmerica Corp.   47,864  2,752,180
Bankers Trust New York Corp.   9,950  634,313
Barnett Banks, Inc.   12,500  690,625
Boatmen's Bancshares, Inc.   16,000  608,000
Chase Manhattan Corp.   22,355  1,274,235
Chemical Banking Corp.   32,267  1,835,186
Citicorp  50,869  3,300,126
CoreStates Financial Corp.   17,900  651,113
First Bank System, Inc.   17,300  860,675
First Chicago Corp.   11,516  781,649
First Fidelity Bancorporation  10,152  663,687
First Interstate Bancorp  9,610  1,239,690
First Union Corp.   21,885  1,086,043
Fleet Financial Group, Inc.   18,132  702,615
KeyCorp.   29,155  983,981
Mellon Bank Corp.   18,613  932,977
Morgan (J.P.) & Co., Inc.   23,919  1,844,753
NBD Bancorp, Inc.   19,750  750,500
National City Corp.   18,903  583,630
NationsBank Corp.   34,750  2,284,813
Norwest Corp.   41,600  1,227,200
PNC Financial Corp.   29,460  773,325
Republic New York Corp.   7,100  416,238
Shawmut National Corp.   12,615  427,333
SunTrust Banks, Inc.   14,500  935,250
U.S. Bancorp  12,450  368,831
Wachovia Corp.   21,800  961,925
Wells Fargo & Co.   6,101  1,281,973
  34,214,866
CREDIT & OTHER FINANCE - 1.0%
American Express Co.   62,372  2,533,863
Beneficial Corp.   6,700  328,300
Dean Witter Discover & Co.   21,518  1,070,521
Household International, Inc.   12,453  700,481
MBNA Corp.   18,900  696,938
Transamerica Corp.  8,822  597,691
  5,927,794
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 0.9%
Federal Home Loan Mortgage Corporation  20,000 $ 1,385,000
Federal National Mortgage Association  34,770  3,646,504
  5,031,504
INSURANCE - 3.5%
Aetna Life & Casualty Co.   14,530  1,022,549
Alexander & Alexander Services, Inc.   5,600  125,300
Allstate Corp.   57,183  2,101,475
American General Corp.   26,120  858,695
American International Group, Inc.   60,662  5,118,356
CIGNA Corp.   9,320  923,845
Chubb Corp. (The)  11,180  1,004,803
General Re Corp.   10,540  1,526,983
Jefferson Pilot Corp.   6,115  403,590
Lincoln National Corp.   13,360  596,190
Loews Corp.   7,600  1,114,350
Marsh & McLennan Companies, Inc.   9,360  766,350
Providian Corp.   12,120  475,710
SAFECO Corp.   7,960  510,933
St. Paul Companies, Inc. (The)  10,700  543,025
Torchmark Corp.   9,220  382,630
Transport Holdings, Inc. Class A (a)  204  8,007
Travelers, Inc. (The)  40,921  2,066,511
UNUM Corp.   9,200  484,150
USF&G Corp.   14,200  237,850
USLIFE Corp.   4,470  127,395
  20,398,697
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   14,900  372,500
Golden West Financial Corp.   7,400  370,925
Great Western Financial Corp.   17,272  390,779
  1,134,204
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc.   22,400  1,243,200
Morgan Stanley Group, Inc.   9,900  861,300
Salomon, Inc.   13,500  487,688
  2,592,188
TOTAL FINANCE   69,299,253
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 9.7%
DRUGS & PHARMACEUTICALS - 5.7%
Allergan, Inc.   7,200 $ 211,500
ALZA Corp. Class A (a)  10,600  233,200
American Home Products Corp.   39,660  3,514,868
Amgen, Inc. (a)  33,900  1,627,200
Bristol-Myers Squibb Co.   64,690  4,932,613
Lilly (Eli) & Co.   35,254  3,406,418
Merck & Co., Inc.   157,890  9,078,675
Pfizer, Inc.   80,580  4,623,278
Schering-Plough Corp.   47,440  2,543,970
Sigma Aldrich Corp.   6,300  299,250
Upjohn Co.   21,960  1,114,470
Warner-Lambert Co.   17,140  1,459,043
  33,044,485
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories  101,420  4,031,445
Bard (C.R.), Inc.   7,000  197,750
Bausch & Lomb, Inc.   7,240  250,685
Baxter International, Inc.   35,400  1,367,325
Becton, Dickinson & Co.   8,500  552,500
Biomet, Inc.   14,800  246,050
Boston Scientific Corp.   19,400  817,225
Johnson & Johnson  82,520  6,725,380
Mallinckrodt Group, Inc.   9,730  338,118
Medtronic, Inc.   29,600  1,709,400
Millipore Corp.   5,800  205,175
Pall Corp.   14,666  357,484
St. Jude Medical, Inc. (a)  5,900  314,175
U.S. Surgical Corp.   7,200  176,400
  17,289,112
MEDICAL FACILITIES MANAGEMENT - 1.0%
Beverly Enterprises, Inc.   12,500  146,875
Columbia/HCA Healthcare Corp.   56,720  2,786,370
Community Psychiatric Centers  5,500  59,813
Manor Care, Inc.   8,050  263,638
Tenet Healthcare Corp. (a)  25,500  455,813
United HealthCare Corp.   22,100  1,174,063
U.S. Healthcare, Inc.   19,600  754,600
  5,641,172
TOTAL HEALTH   55,974,769
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HOLDING COMPANIES - 0.3%
CINergy Corp.   20,017 $ 567,982
Norfolk Southern Corp.   16,640  1,285,440
  1,853,422
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 3.1%
Emerson Electric Co.   28,770  2,049,863
General Electric Co.   216,300  13,680,975
General Signal Corp.   6,160  196,350
Grainger (W.W.), Inc.   6,400  400,000
Honeywell, Inc.   16,180  679,560
Scientific-Atlanta, Inc.   9,700  120,038
Westinghouse Electric Corp.   50,030  706,674
Zenith Electronics Corp. (a)  5,900  49,413
  17,882,873
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
Briggs & Stratton Corp.   3,900  157,463
Caterpillar, Inc.   23,660  1,327,918
Cincinnati Milacron, Inc.   4,300  110,725
Cooper Industries, Inc.   13,679  461,666
Deere & Co.   10,990  982,231
Dover Corp.   14,420  569,590
Giddings & Lewis, Inc.   4,300  69,338
Harnischfeger Industries, Inc.   6,200  195,300
Illinois Tool Works, Inc.   15,060  875,363
Ingersoll-Rand Co.   13,440  475,440
Parker-Hannifin Corp.   9,350  315,563
Tenneco, Inc.   23,155  1,015,926
Timken Co.   3,887  156,452
TRINOVA Corp.   3,600  101,250
Varity Corp. (a)  5,290  191,763
  7,005,988
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   27,260  793,948
Laidlaw, Inc. Class B  35,500  320,147
Ogden Corp.   6,300  143,325
Safety Kleen Corp.   7,425  114,159
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - CONTINUED
WMX Technologies, Inc.   61,860 $ 1,739,813
Zurn Industries, Inc.   1,510  37,750
  3,149,142
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   28,038,003
MEDIA & LEISURE - 4.5%
BROADCASTING - 1.6%
CBS, Inc.   8,180  660,535
Capital Cities/ABC, Inc.   19,610  2,326,236
Comcast Corp. Class A   30,550  546,081
TCI Group Class A  83,300  1,416,100
Time Warner, Inc.   49,390  1,802,735
Viacom, Inc. Class B (non-vtg.) (a)  46,200  2,310,000
  9,061,687
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   66,620  3,838,978
King World Productions, Inc. (a)   4,600  160,425
  3,999,403
LEISURE DURABLES & TOYS - 0.3%
Brunswick Corp.   12,300  239,850
Fleetwood Enterprises, Inc.   5,800  118,900
Hasbro, Inc.   11,150  340,075
Mattel, Inc.   28,256  812,360
Outboard Marine Corp.   2,500  51,875
  1,563,060
LODGING & GAMING - 0.2%
Bally Entertainment Corp. (a)  6,100  67,100
Harrah's Entertainment, Inc.   13,150  325,463
Hilton Hotels Corp.   6,240  418,080
Marriott International, Inc.   16,100  593,688
  1,404,331
PUBLISHING - 1.0%
American Greetings Corp. Class A  9,560  301,140
Dow Jones & Co., Inc.   12,300  433,575
Dun & Bradstreet Corp.   21,720  1,297,770
Gannett Co., Inc.   17,850  970,594
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
Harcourt General, Inc.   9,376 $ 371,524
Knight-Ridder, Inc.   6,180  342,990
McGraw-Hill, Inc.   6,450  528,094
Meredith Corp.   3,600  128,700
New York Times Co. (The) Class A  12,300  341,325
Times Mirror Co. Class A  14,400  417,600
Tribune Co.   8,390  529,619
  5,662,931
RESTAURANTS - 0.7%
Darden Restaurants, Inc.   20,120  228,865
Luby's Cafeterias, Inc.   3,050  63,288
McDonald's Corp.   88,700  3,636,700
Ryan's Family Steak Houses, Inc. (a)  6,900  53,475
Shoney's, Inc. (a)  5,200  57,850
Wendy's International, Inc.   13,000  258,375
  4,298,553
TOTAL MEDIA & LEISURE   25,989,965
NONDURABLES - 11.2%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   10,800  535,950
BEVERAGES - 3.7%
Anheuser-Busch Companies, Inc.   32,570  2,149,620
Brown-Forman Corp. Class B  8,880  338,550
Coca-Cola Company (The)  161,040  11,574,750
Coors (Adolph) Co. Class B  5,000  89,375
PepsiCo, Inc.   100,660  5,309,815
Seagram Co. Ltd.   47,620  1,726,646
  21,188,756
FOODS - 2.6%
Archer-Daniels-Midland Co.   69,168  1,115,334
CPC International, Inc.   18,720  1,242,540
Campbell Soup Co.   31,980  1,674,953
ConAgra, Inc.   31,450  1,214,756
General Mills, Inc.   20,320  1,165,860
Heinz (H.J.) Co.   31,200  1,450,800
Hershey Foods Corp.   9,860  589,135
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
FOODS - CONTINUED
Kellogg Co.   27,940 $ 2,018,665
Quaker Oats Co.   17,200  586,950
Ralston Purina Co.   13,380  794,438
Sara Lee Corp.   61,200  1,797,750
SYSCO Corp.   23,240  705,915
Wrigley (Wm.) Jr. Co.  14,780  687,270
  15,044,366
HOUSEHOLD PRODUCTS - 2.9%
Alberto Culver Co. Class B  3,600  112,950
Avon Products, Inc.   8,810  626,611
Clorox Co.   6,860  492,205
Colgate-Palmolive Co.   18,660  1,292,205
Gillette Co.   56,560  2,736,090
International Flavors & Fragrances, Inc.   14,150  682,738
Premark International, Inc.   8,200  379,250
Procter & Gamble Co.   87,860  7,116,660
Rubbermaid, Inc.   20,280  529,815
Unilever NV ADR  20,370  2,668,470
  16,636,994
TOBACCO - 1.9%
American Brands, Inc.   24,060  1,031,573
Philip Morris Companies, Inc.   107,360  9,071,920
UST, Inc.   25,000  750,000
  10,853,493
TOTAL NONDURABLES   64,259,559
PRECIOUS METALS - 0.5%
Barrick Gold Corp.   45,200  1,050,576
Echo Bay Mines Ltd.   14,500  130,764
Firstmiss Gold, Inc.   1,912  34,416
Homestake Mining Co.   17,700  272,138
Newmont Mining Corp.   10,938  412,910
Placer Dome, Inc.   30,600  671,402
Santa Fe Pacific Gold Corp.   16,845  166,344
  2,738,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 4.3%
APPAREL STORES - 0.4%
Brown Group, Inc.   2,200 $ 30,250
Charming Shoppes, Inc.   13,100  37,663
Gap, Inc.   18,480  727,650
Limited, Inc. (The)  45,700  839,738
Melville Corp.   13,360  427,520
TJX Companies, Inc.   9,200  124,200
  2,187,021
DRUG STORES - 0.2%
Long Drug Stores, Inc.   2,670  106,800
Rite Aid Corp.   10,600  286,200
Walgreen Co.   31,540  898,890
  1,291,890
GENERAL MERCHANDISE STORES - 2.3%
Dayton Hudson Corp.   9,250  635,938
Dillard Department Stores, Inc. Class A  14,360  389,515
K mart Corp.   58,700  476,938
May Department Stores Co. (The)  31,680  1,243,440
Mercantile Stores Co., Inc.   4,610  206,874
Nordstrom, Inc.   10,600  392,863
Penney (J.C.) Co., Inc.   29,120  1,226,680
Price/Costco, Inc. (a)  24,995  424,915
Sears, Roebuck & Co.   49,810  1,693,540
Wal-Mart Stores, Inc.   293,360  6,343,910
Woolworth Corp.   16,840  246,285
  13,280,898
GROCERY STORES - 0.6%
Albertson's, Inc.   32,380  1,076,635
American Stores Co.   18,880  564,040
Fleming Companies, Inc.   4,713  106,632
Giant Food, Inc. Class A  7,500  240,938
Great Atlantic & Pacific Tea Co., Inc.   4,950  100,238
Kroger Co. (The) (a)  15,600  520,650
Supervalu, Inc.   8,800  270,600
Winn-Dixie Stores, Inc.   9,720  631,800
  3,511,533
RETAIL & WHOLESALE, MISCELLANEOUS - 0.8%
Circuit City Stores, Inc.   12,300  410,513
Handleman Co.   4,200  32,550
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Home Depot, Inc. (The)  60,782 $ 2,264,130
Lowe's Companies, Inc.   20,360  549,720
Tandy Corp.   8,766  432,821
Toys "R" Us, Inc. (a)  35,225  770,547
  4,460,281
TOTAL RETAIL & WHOLESALE   24,731,623
SERVICES - 0.7%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   9,900  383,625
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   10,000  241,250
PRINTING - 0.3%
Alco Standard Corp.   7,200  637,200
Deluxe Corp.   10,500  282,188
Donnelley (R.R.) & Sons Co.   19,520  712,480
Harland (John H.) Co.   4,000  83,000
Moore Corporation Ltd.   12,837  248,242
  1,963,110
SERVICES - 0.3%
Block (H & R), Inc.   13,480  556,050
Ecolab, Inc.   8,300  240,700
Jostens, Inc.   5,500  124,438
National Service Industries, Inc.   6,100  181,475
Service Corp. International  13,150  527,644
Western Atlas, Inc.(a)   6,840  300,105
  1,930,412
TOTAL SERVICES   4,518,397
TECHNOLOGY - 11.5%
COMMUNICATIONS EQUIPMENT - 1.0%
Andrew Corp. (a)  5,050  213,363
Cabletron Systems, Inc.   9,100  715,488
Cisco Systems, Inc. (a)  34,600  2,681,500
DSC Communications Corp. (a)  13,500  499,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMMUNICATIONS EQUIPMENT - CONTINUED
Northern Telecom Ltd.   32,300 $ 1,162,151
Tellabs, Inc. (a)  11,200  380,800
  5,652,802
COMPUTER SERVICES & SOFTWARE - 2.9%
Autodesk, Inc.   5,940  201,960
Automatic Data Processing, Inc.   18,460  1,319,890
CUC International, Inc. (a)  22,150  766,944
Ceridian Corp. (a)  5,900  256,650
Computer Associates International, Inc.   30,750  1,691,250
Computer Sciences Corp. (a)  7,150  478,156
First Data Corp.   15,100  998,488
Microsoft Corp. (a)  74,900  7,490,000
Novell, Inc. (a)  47,100  777,150
Oracle Systems Corp. (a)   55,300  2,412,463
Shared Medical Systems Corp.   2,900  112,013
  16,504,964
COMPUTERS & OFFICE EQUIPMENT - 3.7%
Amdahl Corp. (a)  15,100  139,675
Apple Computer, Inc.   15,550  564,659
Compaq Computer Corp. (a)  33,680  1,877,660
Cray Research, Inc. (a)   3,160  65,570
Data General Corp. (a)  4,700  54,050
Digital Equipment Corp. (a)  18,820  1,018,633
Hewlett-Packard Co.   65,260  6,044,708
Intergraph Corp. (a)  5,800  70,325
International Business Machines Corp.   72,570  7,057,433
Pitney Bowes, Inc.   19,440  848,070
Silicon Graphics, Inc. (a)  18,900  628,425
Sun Microsystems, Inc. (a)  12,300  959,400
Tandem Computers, Inc. (a)  14,800  166,500
Unisys Corp. (a)  21,800  122,625
Xerox Corp.   13,650  1,771,088
  21,388,821
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  22,400  1,122,800
Perkin-Elmer Corp.   5,400  189,675
Tektronix, Inc.   4,200  248,850
  1,561,325
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.1%
Advanced Micro Devices, Inc.   13,200 $ 315,150
AMP, Inc.   27,864  1,093,662
Intel Corp.   105,260  7,355,043
Micron Technology, Inc.   26,400  1,864,500
Motorola, Inc.   75,400  4,948,125
National Semiconductor Corp. (a)  15,700  382,688
Texas Instruments, Inc.   24,060  1,642,095
Thomas & Betts Corp.   2,460  158,978
  17,760,241
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   43,570  2,728,571
Polaroid Corp.   5,840  249,660
  2,978,231
TOTAL TECHNOLOGY   65,846,384
TRANSPORTATION - 1.3%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  9,670  638,220
Delta Air Lines, Inc.   6,580  431,813
Southwest Airlines Co.   18,400  368,000
USAir Group, Inc. (a)  7,900  107,638
  1,545,671
RAILROADS - 0.8%
Burlington Northern Santa Fe Corp.   18,043  1,513,357
CSX Corp.   10,300  862,625
Conrail, Inc.   9,940  683,375
Union Pacific Corp.   26,140  1,708,903
  4,768,260
TRUCKING & FREIGHT - 0.2%
Consolidated Freightways, Inc.   5,600  130,200
Federal Express Corp. (a)  7,090  582,266
Pittston Co. Services Group  5,400  148,500
Roadway Services, Inc.   4,900  219,275
Yellow Corp.   3,500  45,938
  1,126,179
TOTAL TRANSPORTATION   7,440,110
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - 12.4%
CELLULAR - 0.3%
AirTouch Communications, Inc. (a)  63,230 $ 1,802,055
ELECTRIC UTILITY - 3.4%
American Electric Power Co., Inc.   23,700  903,563
Baltimore Gas & Electric Co.   18,750  501,563
Carolina Power & Light Co.   19,800  648,450
Central & South West Corp.   24,580  657,515
Consolidated Edison Co. of New York, Inc.   30,100  914,288
Detroit Edison Co.   18,700  631,125
Dominion Resources, Inc.   22,110  878,873
Duke Power Co.   26,260  1,175,135
Entergy Corp.  29,000  826,500
FPL Group, Inc.   23,700  992,438
General Public Utilities Corp.   14,800  462,500
Houston Industries, Inc.   16,700  774,463
Niagara Mohawk Power Corp.   18,500  198,875
Northern States Power Co.   8,560  404,460
Ohio Edison Co.   19,400  443,775
Peco Energy Co.   28,400  830,700
Pacific Gas & Electric Co.   54,300  1,595,063
PacifiCorp.   36,400  687,050
Public Service Enterprise Group, Inc.   31,200  916,500
SCEcorp  56,900  967,300
Southern Co.   85,100  2,031,763
Texas Utilities Co.   28,786  1,057,886
Unicom Corp.   27,500  900,625
Union Electric Co.   13,100  510,900
  19,911,310
GAS - 0.7%
Columbia Gas System, Inc. (The)  6,520  251,020
Consolidated Natural Gas Co.   11,990  455,620
Enron Corp.   32,140  1,104,813
ENSERCH Corp.   8,800  127,600
NICOR, Inc.   6,540  175,763
Noram Energy Corp.   15,900  123,225
ONEOK, Inc.   3,400  82,875
Pacific Enterprises  10,880  269,280
Panhandle Eastern Corp.   19,200  484,800
Peoples Energy Corp.   4,400  126,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
GAS - CONTINUED
Sonat, Inc.   10,960 $ 315,100
Williams Companies, Inc.   13,100  505,988
  4,022,584
TELEPHONE SERVICES - 8.0%
AT&T Corp.   202,562  12,963,968
ALLTEL Corp.   24,200  741,125
Ameritech Corp.   70,700  3,817,800
Bell Atlantic Corp.   55,850  3,553,456
BellSouth Corp.   63,520  4,859,280
GTE Corp.   123,980  5,114,175
MCI Communications Corp.   86,660  2,161,084
NYNEX Corp.   54,520  2,562,440
Pacific Telesis Group  54,630  1,659,386
SBC Communications, Inc.   77,920  4,353,780
Sprint Corp.   44,590  1,716,715
U.S. West, Inc.   60,040  2,859,405
  46,362,614
TOTAL UTILITIES   72,098,563
TOTAL COMMON STOCKS
(Cost $405,428,725)   547,467,132
U.S. TREASURY OBLIGATIONS - 0.2%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. Treasury Bill, yield at date of purchase
5 1/4%, 12/7/95 (b) (Cost $1,491,995)   $ 1,500,000  1,492,425
REPURCHASE AGREEMENTS - 5.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95   $ 29,390,800  29,386,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $436,306,720)  $ 578,345,557
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
112 S&P 500 Index Contracts   December 1995 $ 32,695,600 $ 182,666
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 5.7%
LEGEND
1. Non-income producing
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,492,425.
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $436,421,210. Net unrealized appreciation aggregated $141,924,347, of which $153,807,474 related to appreciated investment securities and $11,883,127 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS OCTOBER 31, 1995 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                $ 578,345,557
agreements of $29,386,000) (cost $436,306,720) -
See accompanying schedule

Cash                                                                     909

Receivable for fund shares sold                                          2,044,767

Dividends receivable                                                     842,627

Redemption fees receivable                                               221

Other receivables                                                        1,947

 TOTAL ASSETS                                                            581,236,028

LIABILITIES

Payable for fund shares redeemed                            $ 822,444

Accrued management fee                                       213,452

Payable for daily variation on futures contracts             158,313

 TOTAL LIABILITIES                                                       1,194,209

NET ASSETS                                                              $ 580,041,819

Net Assets consist of:

Paid in capital                                                         $ 433,230,579

Undistributed net investment income                                      1,249,519

Accumulated undistributed net realized gain (loss) on                    3,705,083
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                            141,856,638
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 13,443,750 shares outstanding                           $ 580,041,819

NET ASSET VALUE, offering price and redemption price per                 $43.15
share ($580,041,819 (divided by) 13,443,750 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 5,752,012
Dividends

Interest                                                                            974,221

 TOTAL INCOME                                                                       6,726,233

EXPENSES

Management fee                                                       $ 1,097,206

Non-interested trustees' compensation                                 888

 TOTAL EXPENSES                                                                     1,098,094

NET INVESTMENT INCOME                                                               5,628,139

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                465,332

 Futures contracts                                                    3,684,565     4,149,897

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                52,254,643

 Futures contracts                                                    (448,051)     51,806,592

NET GAIN (LOSS)                                                                     55,956,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 61,584,628
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS       YEAR ENDED
                                                          ENDED OCTOBER    APRIL 30,
                                                          31,1995          1995
                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 5,628,139      $ 7,802,021
Net investment income

 Net realized gain (loss)                                  4,149,897        2,848,461

 Change in net unrealized appreciation (depreciation)      51,806,592       41,344,031

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           61,584,628       51,994,513
FROM OPERATIONS

Distributions to shareholders                              (5,319,050)      (7,123,676)
From net investment income

 From net realized gain                                    (1,378,390)      -

 TOTAL DISTRIBUTIONS                                       (6,697,440)      (7,123,676)

Share transactions                                         171,103,776      104,977,282
Net proceeds from sales of shares

 Reinvestment of distributions                             6,280,088        6,644,624

 Cost of shares redeemed                                   (43,060,907)     (48,508,037)

 Redemption fees                                           98,298           46,343

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           134,421,255      63,160,212
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  189,308,443      108,031,049

NET ASSETS

 Beginning of period                                       390,733,376      282,702,327

 End of period (including undistributed net investment    $ 580,041,819    $ 390,733,376
income of $1,249,519 and $940,430, respectively)

OTHER INFORMATION
Shares

 Sold                                                      4,134,282        2,955,598

 Issued in reinvestment of distributions                   154,599          191,438

 Redeemed                                                  (1,042,137)      (1,392,315)

 Net increase (decrease)                                   3,246,744        1,754,721


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEARS ENDED APRIL 30,
      ENDED OCTOBER
      31, 1995

      (UNAUDITED)   1995   1994 D   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 38.32   $ 33.49   $ 32.84   $ 30.94   $ 28.06   $ 24.58
beginning of period

Income from
Investment
Operations

 Net investment                 .46       .85       .81       .81       .82       .76
income

 Net realized and               4.95      4.77      .81       1.89      2.94      3.49
 unrealized gain
(loss)

 Total from investment          5.41      5.62      1.62      2.70      3.76      4.25
 operations

Less Distributions              (.46)     (.80)     (.80)     (.81)     (.83)     (.85)
From net investment
 income

 From net realized gain         (.13)     -         (.17)     -         (.07)     -

 In excess of net               -         -         (.01)     -         -         -
 realized gain

 Total distributions            (.59)     (.80)     (.98)     (.81)     (.90)     (.85)

Redemption fees                 .01       .01       .01       .01       .02       .08
added to paid in
capital

Net asset value, end           $ 43.15   $ 38.32   $ 33.49   $ 32.84   $ 30.94   $ 28.06
of period

TOTAL RETURN B, C               14.25%    17.08%    4.95%     8.85%     13.74%    18.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 580     $ 391     $ 283     $ 305     $ 230     $ 112
 period (in millions)

Ratio of expenses to            .45%      .45%      .45%      .45%      .45%      .45%
average net assets             A

Ratio of expenses to            .45%      .45%      .45%      .44%      .35%      .28%
average net assets             A
after expense
reductions

Ratio of net investment         2.27%     2.49%     2.38%     2.54%     2.84%     3.52%
income to average              A
net assets

Portfolio turnover rate         1%        2%        3%        0%        1%        1%
                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS DO NOT INCLUDE THE INDEX ACCOUNT FEE. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Market Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, non-taxable dividends and losses deferred due to futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $124,180,605 and $2,314,120, respectively of which U.S. government and government agency obligations aggregated $0 and $500,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $175,076,840 and $164,220,755, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing shareholder services, FMR or its affiliates collect certain account fees from the fund's shareholders. For the period, fees collected from shareholders amounted to $88,187.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $68 for the period. DISTRIBUTIONS


The Board of Trustees of Fidelity Market Index voted to pay on December 11, 1995, to shareholders of record at the opening of business on December 8, 1995, a distribution of $.24 derived from capital gains realized from sales of portfolio securities and a dividend of $.30 from net investment income. TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Robert H. Morrison, Manager,
Security Transactions
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Market Index Fund
Puritan(registered trademark) Fund
Real Estate Portfolio
Utilities Income Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

LARGE CAP STOCK
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE     3   Ned Johnson on investing
                            strategies.

PERFORMANCE             4   How the fund has done over time.

FUND TALK               5   The manager's review of fund
                            performance, strategy and outlook.

INVESTMENT SUMMARY      8   A summary of the fund's
                            investments.

INVESTMENTS            9    A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   17   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  21   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS will appear once the fund is a year old, and the growth of a hypothetical $10,000 INVESTMENT in the fund will appear in the fund's next report six months from now.

CUMULATIVE TOTAL RETURN
 PERIOD ENDED OCTOBER 31, 1995 LIFE OF
  FUND
Large Cap Stock 5.90%
S&P 500(registered trademark) 7.78%
Average Growth Fund 5.83%
CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, since the fund started on June 22, 1995. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's Composite Index of 500 Stocks - a common proxy of the U.S. stock market. To measure how the fund's performance stacked up against its peers, you can compare it to the performance of the average growth fund, which reflects the performance of 623 growth funds with similar objectives tracked by Lipper Analytical Services over the period. Both benchmarks include reinvested dividends and capital gains, if any.


UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with John McDowell, Portfolio Manager of Fidelity Large Cap Stock Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. This fund was introduced on June 22, 1995. Fidelity generally looks at performance for six- or 12- month periods. For this report, we will look at performance since inception. For the period ended October 31, 1995, the fund returned 5.90%, while its benchmark index, the Standard & Poor's Composite Index of 500 Stocks, returned 7.78%. According to Lipper Analytical Services, from June 22, 1995, to October 31, 1995, the average growth fund returned 5.83%.
Q. TECHNOLOGY, FINANCIAL SERVICES AND HEALTH CARE STOCKS HAVE LED THE MARKET THIS YEAR. HAS THE FUND BEEN ABLE TO TAKE ADVANTAGE OF THE RUN-UP IN THESE KINDS OF STOCKS?
A. Absolutely. Financial stocks such as American Express and Allstate have been strong performers. Health care stocks from industries such as pharmaceuticals, medical equipment and managed care have performed well. Some of the health care stocks that have benefited the fund include Abbott Labs, Pfizer and Medtronic. The torrid pace of the technology sector slowed somewhat in the third quarter due to some earnings disappointments. Nevertheless, I liked software companies like Microsoft; networking companies like Cisco Systems and 3Com Corp.; semiconductor companies like Intel and Micron Technology and computer companies such as Compaq Computer Corp. and Hewlett-Packard.
Q. WHAT AREAS HELD THE FUND BACK?
A. Although cyclicals and retail stocks were not some of the fund's top market sectors, their underperformance hurt the fund somewhat. As the economy slowed this year, cyclical stocks, which generally trade well in the first stages of an economic expansion, underperformed. Some of these cyclicals include heavy-equipment maker Caterpillar, waste management company Browning-Ferris and electrical connector maker AMP. Additionally, retail stocks are better performers when people are spending money - because most often this means a high-growth environment. Because I buy and sell stocks on a case-by-case basis, I'm sticking with many of these stocks because I believe that, over time, they may show strong earnings growth.
Q. WHAT OTHER AREAS OF THE TECHNOLOGY SECTOR WILL BE IMPORTANT IN THE
FUTURE?
A. I see improving earnings momentum in software companies such as Microsoft and Symantec. Strong sales of Windows 95 may help Microsoft, and Symantec - which makes Norton Utilities - may also benefit as a maker of Windows 95-compatible products. I'm also optimistic about companies that are taking advantage of corporate America's growing need to outsource technology-related functions such as payroll processing and employee benefits administration. There's been a huge capital spending boom on computer hardware and now a lot of companies are saying "Wait a second. We don't know how to manage this stuff. Let's hire an expert to help us." Some of these companies include Automatic Data Processing Inc., First Data Corp, Computer Sciences Corp. and General Motors subsidiary Electronic Data Systems.
Q. WHY HAVE YOU TARGETED REGIONAL BELL COMPANIES RECENTLY?
A. I've targeted these companies because their earnings growth rate has accelerated due to rapid expansion of their cellular phone businesses as well as value-added services such as voice mail, caller ID and call waiting. A company's earnings growth rate represents its rate of increase in after-tax profits during a certain period. Regional Bell companies also are operating in a more favorable regulatory environment with less rate-of-return regulation and more price-cap agreements - or the maximum amount they can charge customers. In essence, a favorable regulatory environment allows these companies to keep gains reaped from increased business efficiency. In addition, although the telecommunications legislation currently before Congress would allow long-distance companies like AT&T to enter regional markets, regional companies will be able to compete in the long distance market, which, in my opinion, they can adapt to quickly.
Q. WHAT IS THE FUND'S FOREIGN EXPOSURE?
A. I've only invested 3.7% of the fund's assets in American Depository Receipts or ADRs. ADRs are shares of non-U.S. companies traded on American stock exchanges. Like the rest of the portfolio, these companies are selected for their potential earnings growth and attractive valuation. What's important is that the fund owns many "global companies." In order to stay competitive, many large U.S. corporations such as Gillette, PepsiCo and Philip Morris, had to expand overseas. In fact, if you compared the growth of their internal divisions, the majority of their international divisions are growing faster than their U.S. ones. Of course, international markets may be more volatile than domestic markets.
Q. WHAT'S YOUR STRATEGY?
A. I plan to use a stock-by-stock, bottom-up approach to every domestic or foreign company I look at. I spend little time analyzing the latest economic pronouncements; I spend the majority of my time looking for stocks with good earnings potential at the best value.
Q. SO WHAT'S YOUR OUTLOOK, JOHN?
A. While the budget situation in Washington is a big question mark right now, I believe the general investment environment is pretty favorable. When it comes to inflation, the classic warning flag is an upward pressure on wages. To date, the data is not there to indicate a general rise in wages. While many will argue that stocks are becoming too expensive, I believe that if corporate earnings growth continues to be positive, the stock market could benefit.

FUND FACTS
GOAL: to seek long-term
capital appreciation by
investing in companies with
market capitalizations
greater than $1 billion at the
time of investment
START DATE: June 22, 1995
SIZE: As of October 31, 1995,
more than $59 million
MANAGER: John McDowell,
since June 22, 1995; manager,
Fidelity Earnings Growth
accounts; joined Fidelity in
1985
(checkmark)
JOHN MCDOWELL ON HIS
INVESTMENT STYLE:
"I boil it down to a three-step
process. First, I try to identify
companies that I believe can
produce a future earnings
growth rate that is above
average. Generally, that
means stocks with anticipated
earnings above the 8%
projected earnings growth rate
of the fund's benchmark index,
the S&P 500. Next, I take
those stocks and, based on
input from Fidelity's research
staff, try to determine which
ones have relative short-term
earnings momentum. Finally, I
try to put into numerical terms
how much I would have to pay
for a stock's anticipated
earnings growth. Ideally, one
would want to end up with a
group of stocks that are
cheap versus their potential
growth rates.
"The fund is going to own a lot
of household names like GE
or Johnson & Johnson. These
companies are in the portfolio
because I believe they are
capable of producing
above-average growth in
earnings per share."
DISTRIBUTIONS
The Board of Trustees of Fidelity
Large Cap Stock voted to pay
on December 11, 1995, to
shareholders of record at the
opening of business on
December 8, 1995, a
distribution of $.xx derived from
capital gains realized from
sales of portfolio securities and
a dividend of $.xx from net
investment income.

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                        % OF FUND'S INVESTMENTS

Philip Morris Companies, Inc.           3.0

General Electric Co.                    2.7

AT&T Corp.                              2.3

International Business Machines Corp.   2.1

Federal National Mortgage Association   1.9

SBC Communications, Inc.                1.8

Ameritech Corp.                         1.8

Microsoft Corp.                         1.8

Columbia/HCA Healthcare Corp.           1.7

Intel Corp.                             1.7

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
              % OF FUND'S INVESTMENTS

Technology    27.2

Health        13.8

Nondurables   10.6

Finance       9.8

Utilities     9.1

ASSET ALLOCATION
AS OF OCTOBER 31, 1995 *
Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 44.8
Row: 1, Col: 3, Value: 50.0
Stocks  94.8%
Short-term investments
5.2%
FOREIGN INVESTMENTS  3.7%
*
INVESTMENTS OCTOBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.6%
Lockheed Martin Corp.   5,180 $ 352,877
BASIC INDUSTRIES - 1.8%
CHEMICALS & PLASTICS - 0.9%
Great Lakes Chemical Corp.   4,700  315,488
Nalco Chemical Co.   6,990  209,700
  525,188
PACKAGING & CONTAINERS - 0.5%
Owens-Illinois, Inc. (a)  23,970  302,621
PAPER & FOREST PRODUCTS - 0.4%
Scott Paper Co.   4,340  231,105
TOTAL BASIC INDUSTRIES   1,058,914
CONGLOMERATES - 0.9%
Tyco International Ltd.   8,480  515,160
CONSTRUCTION & REAL ESTATE - 0.9%
BUILDING MATERIALS - 0.4%
Sherwin-Williams Co.   6,400  240,800
ENGINEERING - 0.5%
Fluor Corp.   5,400  305,100
TOTAL CONSTRUCTION & REAL ESTATE   545,900
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Chrysler Corp.   11,610  599,366
HOME FURNISHINGS - 0.1%
Heilig-Meyers Co.   3,200  58,800
TEXTILES & APPAREL - 0.6%
Nine West Group, Inc. (a)  7,740  344,430
TOTAL DURABLES   1,002,596
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 4.2%
ENERGY SERVICES - 0.5%
Schlumberger Ltd.   5,140 $ 319,965
OIL & GAS - 3.7%
Amerada Hess Corp.   3,430  154,779
Amoco Corp.   4,400  281,050
Atlantic Richfield Co.   2,920  311,710
British Petroleum PLC ADR  7,100  626,575
Exxon Corp.   2,100  160,388
Phillips Petroleum Co.   10,010  322,823
Unocal Corp.   11,720  307,650
  2,164,975
TOTAL ENERGY   2,484,940
FINANCE - 9.8%
BANKS - 1.8%
Banc One Corp.   9,240  311,850
Bank of New York Co., Inc.   11,890  499,380
NationsBank Corp.   4,200  276,150
  1,087,380
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   23,390  950,219
FEDERAL SPONSORED CREDIT - 3.1%
Federal Home Loan Mortgage Corporation  5,900  408,575
Federal National Mortgage Association  10,400  1,090,700
Student Loan Marketing Association  5,700  335,588
  1,834,863
INSURANCE - 2.6%
Allstate Corp.   19,271  708,209
American International Group, Inc.   5,600  472,500
General Re Corp.   2,320  336,110
  1,516,819
SECURITIES INDUSTRY - 0.7%
Merrill Lynch & Co., Inc.   7,000  388,500
TOTAL FINANCE   5,777,781
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 13.8%
DRUGS & PHARMACEUTICALS - 5.6%
American Home Products Corp.   7,860 $ 696,593
Amgen, Inc. (a)  6,960  334,080
Bristol-Myers Squibb Co.   3,200  244,000
Merck & Co., Inc.   16,570  952,775
Pfizer, Inc.   9,250  530,719
Schering-Plough Corp.   10,290  551,801
  3,309,968
MEDICAL EQUIPMENT & SUPPLIES - 5.2%
Abbott Laboratories  4,540  180,465
Baxter International, Inc.   17,180  663,578
Becton, Dickinson & Co.   5,120  332,800
Cardinal Health, Inc.   4,000  205,500
Johnson & Johnson  10,200  831,300
Medtronic, Inc.   5,100  294,525
Millipore Corp.   8,460  299,273
St. Jude Medical, Inc. (a)  4,180  222,585
  3,030,026
MEDICAL FACILITIES MANAGEMENT - 3.0%
Columbia/HCA Healthcare Corp.   20,550  1,009,519
Health Management Associates, Inc. Class A (a)  10,620  228,330
Health Care & Retirement Corp.   4,800  141,000
United HealthCare Corp.   6,970  370,281
  1,749,130
TOTAL HEALTH   8,089,124
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 3.3%
Emerson Electric Co.   4,200  299,250
General Electric Co.   25,490  1,612,243
  1,911,493
INDUSTRIAL MACHINERY & EQUIPMENT - 0.9%
Caterpillar, Inc.   9,670  542,729
POLLUTION CONTROL - 1.0%
Browning-Ferris Industries, Inc.   20,220  588,908
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,043,130
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 4.1%
BROADCASTING - 0.7%
Capital Cities/ABC, Inc.   930 $ 110,321
Viacom, Inc. Class B (non-vtg.)  6,100  305,000
  415,321
ENTERTAINMENT - 0.3%
Disney (Walt) Co.   3,150  181,519
LEISURE DURABLES & TOYS - 0.6%
Mattel, Inc.   11,610  333,788
LODGING & GAMING - 1.5%
HFS, Inc.   5,790  354,638
Harrah's Entertainment, Inc.   3,000  74,250
Marriott International, Inc.   9,040  333,350
Mirage Resorts, Inc.   3,100  101,525
  863,763
PUBLISHING - 0.1%
News Corp. Ltd. ADR  3,950  78,506
RESTAURANTS - 0.9%
McDonald's Corp.   13,150  539,150
TOTAL MEDIA & LEISURE   2,412,047
NONDURABLES - 10.6%
AGRICULTURE - 0.5%
Pioneer Hi-Bred International, Inc.   6,100  302,713
BEVERAGES - 1.8%
Coca-Cola Company (The)  5,230  375,906
PepsiCo, Inc.   13,170  694,718
  1,070,624
FOODS - 3.0%
CPC International, Inc.   4,300  285,413
General Mills, Inc.   1,600  91,800
Kellogg Co.   6,890  497,803
Ralston Purina Co.   5,970  354,469
Sysco Corp.   7,500  227,813
Tyson Foods, Inc.   12,430  296,766
  1,754,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
HOUSEHOLD PRODUCTS - 2.2%
Avon Products, Inc.   3,500 $ 248,938
Gillette Co.   7,000  338,625
Procter & Gamble Co.   8,690  703,890
  1,291,453
TOBACCO - 3.1%
Philip Morris Companies, Inc.   20,980  1,772,810
RJR Nabisco Holdings Corp.   1,396  42,927
  1,815,737
TOTAL NONDURABLES   6,234,591
RETAIL & WHOLESALE - 3.5%
APPAREL STORES - 0.4%
Gymboree Corp. (a)  10,790  244,124
GENERAL MERCHANDISE STORES - 2.4%
May Department Stores Co. (The)  7,370  289,273
Sears, Roebuck & Co.   17,980  611,320
Wal-Mart Stores, Inc.   23,830  515,324
  1,415,917
RETAIL & WHOLESALE, MISCELLANEOUS - 0.7%
Barnes & Noble, Inc. (a)  670  24,455
Lowe's Companies, Inc.   14,110  380,970
  405,425
TOTAL RETAIL & WHOLESALE   2,065,466
SERVICES - 1.2%
ADVERTISING - 0.4%
Omnicom Group, Inc.   3,600  229,950
SERVICES - 0.8%
Block (H&R), Inc.   2,800  115,500
Service Corp. International  8,680  348,285
  463,785
TOTAL SERVICES   693,735
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - 27.2%
COMMUNICATIONS EQUIPMENT - 4.1%
Cisco Systems, Inc. (a)  11,730 $ 909,075
DSC Communications Corp. (a)  4,830  178,710
Ericsson (L.M.) Telephone Co. Class B ADR (a)  14,690  313,769
Nokia Corp. AB sponsored ADR  9,020  502,865
Octel Communications Corp.   5,000  170,625
3Com Corp. (a)  6,480  304,560
  2,379,604
COMPUTER SERVICES & SOFTWARE - 10.6%
America Online, Inc.   4,100  328,000
Automatic Data Processing, Inc.   11,980  856,570
Broderbund Software, Inc. (a)  6,990  484,931
CUC International, Inc. (a)  9,805  339,498
Ceridian Corp. (a)  7,450  324,075
Computer Sciences Corp. (a)  5,760  385,200
DST Systems, Inc.   200  4,200
Equifax, Inc.   4,900  191,100
First Data Corp.   2,537  167,759
General Motors Corp. Class E  12,640  595,660
HBO & Co.   3,000  212,250
Microsoft Corp. (a)  10,520  1,052,000
Oracle Systems Corp. (a)  10,000  436,250
Stratacom, Inc. (a)  6,090  374,535
Symantec Corp. (a)  18,970  461,208
  6,213,236
COMPUTERS & OFFICE EQUIPMENT - 6.6%
Adaptec, Inc. (a)  8,620  383,590
Bay Networks, Inc. (a)  5,930  392,863
Compaq Computer Corp. (a)  9,020  502,865
Hewlett-Packard Co.   3,860  357,533
International Business Machines Corp.   12,820  1,246,745
Pitney Bowes, Inc.   12,110  528,299
Xerox Corp.   3,780  490,455
  3,902,350
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc.   4,500  225,563
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - 5.0%
AMP, Inc.   12,180 $ 478,065
Intel Corp.   14,390  1,005,501
Kemet Corp. (a)  2,000  69,000
Linear Technology Corp.   7,840  343,000
Micron Technology, Inc.   2,570  181,506
Motorola, Inc.   3,240  212,625
National Semiconductor Corp. (a)  12,180  296,888
Texas Instruments, Inc.   4,420  301,665
Xilinx, Inc.   900  41,400
  2,929,650
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co.   4,770  298,721
TOTAL TECHNOLOGY   15,949,124
TRANSPORTATION - 0.2%
RAILROADS - 0.2%
CSX Corp.   1,058  88,608
UTILITIES - 9.1%
CELLULAR - 1.6%
AirTouch Communications, Inc.   9,800  279,300
Vodafone Group PLC sponsored ADR  15,680  640,920
  920,220
TELEPHONE SERVICES - 7.5%
AT&T Corp.   21,240  1,359,360
Ameritech Corp.  19,750  1,066,500
Bell Atlantic Corp.   400  25,450
Frontier Corp.   13,290  358,830
NYNEX Corp.   11,700  549,900
SBC Communications, Inc.   19,280  1,077,270
  4,437,310
TOTAL UTILITIES   5,357,530
TOTAL COMMON STOCKS
(Cost $54,068,084)   55,671,523
REPURCHASE AGREEMENTS - 5.2%
 MATURITY VALUE
 AMOUNT  (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 3,080,503 $ 3,080,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $57,148,084)  $ 58,751,523
LEGEND
1. Non-income producing
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $57,148,084. Net unrealized appreciation aggregated $1,603,439, of which $3,074,803, related to appreciated investment securities and $1,471,364 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS OCTOBER 31, 1995 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 58,751,523
agreements of $3,080,000) (cost $57,148,084) -
See accompanying schedule

Cash                                                                       88

Receivable for investments sold                                            2,880,490

Receivable for fund shares sold                                            1,072,316

Dividends receivable                                                       60,798

 TOTAL ASSETS                                                              62,765,215

LIABILITIES

Payable for investments purchased                           $ 2,363,320

Payable for fund shares redeemed                             881,179

Accrued management fee                                       27,190

Other payables and accrued expenses                          51,671

 TOTAL LIABILITIES                                                         3,323,360

NET ASSETS                                                                $ 59,441,855

Net Assets consist of:

Paid in capital                                                           $ 58,081,063

Undistributed net investment income                                        13,339

Accumulated undistributed net realized gain (loss)                         (255,986)
on investments

Net unrealized appreciation (depreciation) on                              1,603,439
investments

NET ASSETS, for 5,610,582 shares outstanding                              $ 59,441,855

NET ASSET VALUE, offering price and redemption price per                   $10.59
share ($59,441,855 (divided by) 5,610,582 shares)


STATEMENT OF OPERATIONS

JUNE 22, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                                       $ 163,956
Dividends

Interest                                                                                 66,449

 TOTAL INCOME                                                                            230,405

EXPENSES

Management fee                                                               $ 68,605

Transfer agent fees                                                           36,794

Accounting fees and expenses                                                  16,089

Non-interested trustees' compensation                                         16

Custodian fees and expenses                                                   23,825

Registration fees                                                             63,265

Audit                                                                         8,402

Miscellaneous                                                                 95

 Total expenses before reductions                                             217,091

 Expense reductions                                                           (25)       217,066

NET INVESTMENT INCOME                                                                    13,339

REALIZED AND UNREALIZED GAIN (LOSS)                                                      (255,986)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation) on                                  1,603,439
investment securities

NET GAIN (LOSS)                                                                          1,347,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                         $ 1,360,792
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                             JUNE 22, 1995
                                                                             (COMMENCEMENT
                                                                             OF
                                                                             OPERATIONS) TO
                                                                             OCTOBER 31, 1995
                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                                   $ 13,339
Net investment income

 Net realized gain (loss)                                                     (255,986)

 Change in net unrealized appreciation (depreciation)                         1,603,439

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              1,360,792
FROM OPERATIONS

Share transactions                                                            71,817,845
Net proceeds from sales of shares

 Cost of shares redeemed                                                      (13,736,782)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE                   58,081,063
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                     59,441,855

NET ASSETS

 Beginning of period                                                          -

 End of period (including undistributed net investment income of $13,339)    $ 59,441,855

OTHER INFORMATION
Shares

 Sold                                                                         6,929,475

 Redeemed                                                                     (1,318,893)

 Net increase (decrease)                                                      5,610,582


FINANCIAL HIGHLIGHTS
                                                        JUNE 22, 1995
                                                        (COMMENCEMEN
                                                        T OF OPERATIONS)
                                                        TO OCTOBER 31,
                                                        1995

                                                        (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.00

Income from Investment Operations

 Net realized and unrealized gain (loss)                 .59

Net asset value, end of period                          $ 10.59

TOTAL RETURN B                                           5.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 59,442

Ratio of expenses to average net assets                  1.91% A

Ratio of net investment income to average net assets     .12% A

Portfolio turnover rate                                  90% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $62,634,759 and $8,310,689, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment will not take effect until June, 1996. For the period, the management fee was equivalent to an annualized rate of .61% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $16,662 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $25 under this arrangement.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

SMALL CAP STOCK
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE    3    Ned Johnson on investing
                            strategies.

PERFORMANCE            4    How the fund has done over time.

FUND TALK              6    The manager's review of fund
                            performance, strategy, and outlook.

INVESTMENT CHANGES     9    A summary of major shifts in the
                            fund's investments over the past six
                            months.

INVESTMENTS            10   A complete list of the fund's
                            investments with their market
                            values.

FINANCIAL STATEMENTS   21   Statements of assets and liabilities,
                            operations, and changes in net
                            assets,
                            as well as financial highlights.

NOTES                  25   Notes to the financial statements.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995            PAST 6   PAST 1   LIFE OF
                                          MONTHS   YEAR     FUND

Small Cap Stock                           23.16%   25.47%   35.52%

Small Cap Stock (incl. 3% sales charge)   19.47%   21.70%   31.45%

Russell 2000                              12.31%   18.33%   33.73%

Average Small Company Growth              16.39%   22.72%   35.62%
Fund

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on June 28, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - a broad measure of small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the average small company growth fund, which reflects the performance of 331 small company growth funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995                  PAST 1   LIFE OF
                                                YEAR     FUND

Small Cap Stock                                 25.47%   13.84%

Small Cap Stock (incl. 3% sales charge)         21.70%   12.37%

Russell 2000                                    18.33%   13.19%

Average Small Company Growth                    22.72%   n/a
Fund

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Fidelity Small CaRussell 2000 Index
     06/28/93          9700.00          10000.00
     06/30/93          9700.00          10166.14
     07/31/93          9767.90          10306.50
     08/31/93         10126.80          10751.75
     09/30/93         10340.20          11055.17
     10/31/93         10417.80          11339.71
     11/30/93         10126.80          10966.49
     12/31/93         10555.20          11341.44
     01/31/94         10818.60          11697.03
     02/28/94         10906.39          11654.72
     03/31/94         10184.50          11039.38
     04/30/94         10350.34          11105.00
     05/31/94         10077.19          10980.30
     06/30/94          9579.68          10607.45
     07/31/94          9657.72          10781.73
     08/31/94         10340.59          11382.51
     09/30/94         10282.06          11344.40
     10/31/94         10477.16          11299.63
     11/30/94          9979.64          10843.27
     12/31/94         10204.29          11134.60
     01/31/95          9823.46          10994.12
     02/28/95         10165.23          11451.46
     03/31/95         10438.65          11648.68
     04/30/95         10673.01          11907.69
     05/31/95         10878.07          12112.44
     06/30/95         12085.13          12740.78
     07/31/95         13331.93          13474.67
     08/31/95         13518.46          13753.42
     09/30/95         13862.06          13999.04
     10/31/95         13145.40          13372.97

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Small Cap Stock Fund on June 28, 1993, when the fund started, and paid a 3% sales charge. As the chart shows, by October 31, 1995, the value of your investment would have grown to $13,145 - a 31.45% increase on your initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,373 - a 33.73% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and return
of a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money.
But if you can ride out the
market's ups and downs, you
may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Brad Lewis,
Portfolio Manager of Fidelity Small Cap Stock Fund
Q. BRAD, HOW DID THE FUND DO?
A. The fund performed very well. For the six and 12 months ended October 31, 1995, the fund returned 23.16% and 25.47%, respectively. According to Lipper Analytical Services, the average small company growth fund returned 16.39% for the six-month period and 22.72% for the 12-month period.
Q. WHAT FACTORS LED THE FUND TO SUCH STRONG RETURNS IN THE PAST SIX MONTHS?
A. Small cap stocks were in favor during the past six months and the fund benefited from strong market breadth overall. Within the small cap sector, the fund benefited from good stock selection within a range of market sectors such as health, technology and finance. The fund also benefited from being invested in aggressive stocks with high earnings growth. In particular, names such as the Money Store and US Robotics contributed to performance. Because small cap stocks can be inefficiently priced, I've found that when the quantitative models I use are working well, the fund tends to outperform the market because small cap stocks are more volatile and fluctuate more than mid cap and larger cap stocks. The models are programmed to detect or capitalize on those inefficiencies.
Q. DID YOU MAKE ANY SIGNIFICANT CHANGES TO THE FUND'S STOCK SELECTION METHODOLOGY DURING THE PERIOD?
A. No, the models worked very well for the fund during the past six months. Though I'm always fine tuning, I haven't made any major adjustments since the fund began using a new artificial intelligence algorithm in place of the neural network in February 1995. The database now consists of more than 15,000 stock observations and the algorithms measure their cause-and-effect relationships. I use artificial intelligence to analyze seven to 10 years of data on a particular stock and the computer reaches some conclusions about how it's behaved in a variety of circumstances and market conditions. Then I reconcile this information with current data to determine expected returns in the future.
Q. THOUGH TECHNOLOGY IS STILL A FAIRLY LARGE SECTOR HOLDING IN THE FUND, IT DROPPED FROM 36% OF ASSETS SIX MONTHS AGO TO 22% AS OF OCTOBER 31, 1995. WHY DID YOU REDUCE THE FUND'S TECHNOLOGY STAKE?
A. At the end of July 1995, my top-down econometric models, which I use to help me make purchase and sales decisions, turned cautious on the fund's investment mix. In order to revise the fund's investments to be consistent with the models, I began cutting back on technology stocks. As a result, the fund benefited accordingly when technology stocks suffered a setback in September.
Q. WHAT OTHER STRATEGIC CHANGES DID YOU MAKE TO THE FUND DURING THE PERIOD?
A. While reducing the fund's investment in technology, I increased its holdings in market sectors such as media & leisure, health and finance. The quantitative models that I use indicated that more defensive companies with stable earnings growth would have the best prospects going forward. As a result, the fund is more defensively positioned since it owns stocks such as Cooker Restaurant Corp. and Aames Financial Corp.
Q. THE FUND HAS MORE THAN 13% OF ITS ASSETS INVESTED IN S&P 500 FUTURES. WHAT'S YOUR STRATEGY?
A. When the market looks vulnerable - as the models indicated it did towards the end of the period - I like to have liquidity in the fund, particularly since the fund routinely experiences substantial cash flows, both in and out. However, with the market doing well, I still want to participate rather than holding cash. With futures I get the best of both worlds. Having 15% to 30% of the fund in cash or cash equivalents would hurt returns if the markets continue to go up since overbought markets can still go up. Therefore, I've found that futures are an effective way to get returns that closely mirror the market while maintaining liquidity in the fund.
Q. EFFECTIVE JANUARY 1, 1996, THE FUND'S DEFINITION OF SMALL CAP COMPANIES WILL BE EXPANDED TO INCLUDE COMPANIES WITH UP TO $1 BILLION IN MARKET CAPITALIZATION AT THE TIME OF PURCHASE, RATHER THAN THE PREVIOUS $750 MILLION. HOW WILL THIS CHANGE IMPACT THE FUND?
A. This change will provide the fund with a larger investment universe while remaining within the accepted industry definition of a small cap fund. This modification makes the fund's policies more consistent with its competitors, especially in light of the increase in market levels since the fund's launch in 1993.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. Well, I think it's highly unlikely that we'll see the kind of returns in the next six months that we have in the past six months. However, I'll continue to manage the fund with an eye toward capitalizing on trends in the market by seeking to own stocks with better-than-average prospects priced at attractive valuations. Investors should know, however, that no method is foolproof and that anything can happen in the short term.

FUND FACTS
GOAL: to seek long-term
capital appreciation by
investing in companies with
market capitalizations
greater than $1 billion at the
time of investment
START DATE: June 22, 1995
SIZE: As of October 31, 1995,
more than $59 million
MANAGER: John McDowell,
since June 22, 1995; manager,
Fidelity Earnings Growth
accounts; joined Fidelity in
1985
(checkmark)
JOHN MCDOWELL ON HIS
INVESTMENT STYLE:
"I boil it down to a three-step
process. First, I try to identify
companies that I believe can
produce a future earnings
growth rate that is above
average. Generally, that
means stocks with anticipated
earnings above the 8%
projected earnings growth rate
of the fund's benchmark index,
the S&P 500. Next, I take
those stocks and, based on
input from Fidelity's research
staff, try to determine which
ones have relative short-term
earnings momentum. Finally, I
try to put into numerical terms
how much I would have to pay
for a stock's anticipated
earnings growth. Ideally, one
would want to end up with a
group of stocks that are
cheap versus their potential
growth rates.
"The fund is going to own a lot
of household names like GE
or Johnson & Johnson. These
companies are in the portfolio
because I believe they are
capable of producing
above-average growth in
earnings per share."
DISTRIBUTIONS
The Board of Trustees of Fidelity
Large Cap Stock voted to pay
on December 11, 1995, to
shareholders of record at the
opening of business on
December 8, 1995, a
distribution of $.xx derived from
capital gains realized from
sales of portfolio securities and
a dividend of $.xx from net
investment income.

INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1995
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Grand Casinos, Inc.               3.1            1.9

Tencor Instruments                2.9            2.0

Comair Holdings, Inc.             2.6            0.0

Watson Pharmaceuticals, Inc.      2.3            0.6

Credence Systems, Corp.           2.2            0.9

Medic Computer Systems, Inc.      2.2            0.0

Cobra Golf, Inc.                  2.1            1.0

Scientific Games Holdings Corp.   2.0            0.0

Nautica Enterprises, Inc.         1.9            0.3

CIDCO, Inc.                       1.7            0.5

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

Technology                         22.0           36.0

Media & Leisure                    14.0           4.3

Industrial Machinery & Equipment   7.9            4.6

Health                             7.1            6.8

Finance                            7.0            3.4

ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
Row: 1, Col: 1, Value: 7.7
Row: 1, Col: 2, Value: 47.3
Row: 1, Col: 3, Value: 45.0
Row: 1, Col: 1, Value: 27.6
Row: 1, Col: 2, Value: 36.4
Row: 1, Col: 3, Value: 36.0
Stocks and
equity futures 92.3%
Short-term
investments 7.7%
FOREIGN
INVESTMENTS 1.6%
Stocks and
equity futures 72.4%
Short-term
investments 27.6%
FOREIGN
INVESTMENTS 0.1%
*
**
INVESTMENTS OCTOBER 31, 1995 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
SHIP BUILDING & REPAIR - 0.1%
Celsius Industrier AB Class B  16,000 $ 302,898
BASIC INDUSTRIES - 2.6%
CHEMICALS & PLASTICS - 0.9%
Arcadian Corp.   2,000  41,250
Carbide/Graphite Group, Inc. (a)   500  6,594
Cytec Industries, Inc. (a)  20,800  1,138,800
Lydall, Inc. (a)  6,700  152,425
NL Industries, Inc. (a)  78,600  1,021,800
OM Group, Inc.   83,400  2,418,600
Tredegar Industries, Inc.   100  2,913
  4,782,382
IRON & STEEL - 0.5%
Algoma Steel, Inc. (a)   1,800  7,698
Cleveland Cliffs, Inc.   65,000  2,429,375
  2,437,073
METALS & MINING - 0.7%
Amcol International Corp.   31,200  526,500
Belden, Inc.   52,600  1,268,975
Capral Aluminum Ltd.   400,000  912,540
Wolverine Tube, Inc. (a)  35,000  1,246,875
  3,954,890
PAPER & FOREST PRODUCTS - 0.5%
Chesapeake Corp.   85,200  2,609,250
TOTAL BASIC INDUSTRIES   13,783,595
CONSTRUCTION & REAL ESTATE - 1.3%
BUILDING MATERIALS - 0.1%
Universal Forest Products, Inc.   42,000  399,000
CONSTRUCTION - 1.1%
American Buildings Co. (a)  78,000  1,969,500
Blount, Inc. Class A  14,100  611,588
Butler Manufacturing Co.  700  20,650
DR Horton, Inc.   87,600  974,550
NCI Building Systems, Inc. (a)  57,400  1,334,550
Redman Industries, Inc. (a)  2,500  65,000
Toll Brothers, Inc. (a)  38,300  684,613
  5,660,451
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - 0.1%
Hovnanian Enterprises, Inc. Class A (a)  11,700 $ 80,438
Stewart Enterprises, Inc. Class A  9,000  303,750
  384,188
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Patriot American Hospitality, Inc. (a)  10,000  243,750
TOTAL CONSTRUCTION & REAL ESTATE   6,687,389
DURABLES - 4.3%
CONSUMER DURABLES - 0.1%
Libbey, Inc.   29,000  594,500
HOME FURNISHINGS - 0.3%
Falcon Products, Inc.   30,000  420,000
Interco, Inc.  137,000  1,010,375
  1,430,375
TEXTILES & APPAREL - 3.9%
Kellwood Co.   41,500  778,125
Nautica Enterprises, Inc. (a)  294,900  10,100,325
Quiksilver, Inc. (a)  33,500  1,038,500
St. John Knits, Inc.  183,000  8,761,125
  20,678,075
TOTAL DURABLES   22,702,950
ENERGY - 2.0%
ENERGY SERVICES - 1.2%
Energy Ventures, Inc. (a)  5,300  100,700
Input/Output, Inc. (a)  50,900  1,902,388
Varco International, Inc.  (a)  25,500  232,688
Weatherford Enterra, Inc. (a)  164,800  3,975,800
  6,211,576
OIL & GAS - 0.8%
Berry Petroleum Co. Class A  65,600  672,400
Caltex Australia Ltd.   350,000  1,128,508
Chieftain International, Inc. (a)  50,000  687,988
Forcenergy Gas Exploration, Inc. (a)  200,000  1,950,000
  4,438,896
TOTAL ENERGY   10,650,472
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - 7.0%
BANKS - 0.8%
Banco de Galicia Y Buenos Aires SA sponsored ADR
representing Class B shares   12,500 $ 239,062
Banco Frances del Rio de la Plata SA ADR  12,500  273,438
Cullen Frost Bankers, Inc.   24,700  1,259,700
Fokus Bank AS (a)  39,800  210,971
Fokus Bank AS (a)(b)  24,000  127,219
North Fork Bancorporation, Inc.   13,200  288,750
Peoples Heritage Financial Group, Inc.   42,600  809,400
Riggs National Corp.   63,300  830,813
Sterling Bancshares, Inc.   10,000  172,500
  4,211,853
CLOSED END INVESTMENT COMPANIES - 1.4%
Alliance Global Environment Fund (a)  65,000  609,375
All Seasons Global Fund, Inc.   6,900  29,325
Central European Equity Fund (a)  60,000  960,000
Emerging Germany Fund, Inc.   150,000  1,087,500
Emerging Markets Infrastructure Fund, Inc.   34,500  327,750
Global Health Sciences Fund (a)  15,000  221,250
Growth Fund of Spain, Inc.   30,000  315,000
GT Global Developing Markets Fund  150,000  1,406,250
Morgan Stanley Asia-Pacific Fund, Inc.   50,000  550,000
Southern Africa Fund, Inc.   25,200  390,600
TCW/DW Emerging Markets Opportunities Trust (SBI)  100,000  950,000
Templeton Dragon Fund, Inc.   45,000  540,000
The New Germany Fund, Inc.   20,000  245,000
  7,632,050
CREDIT & OTHER FINANCE - 2.3%
Aames Financial Corp.   77,000  1,925,000
Money Store, Inc.   89,400  3,576,000
Olympic Financial Ltd.   278,900  5,089,925
Triad Guaranty, Inc. (a)  15,000  395,625
World Acceptance Corp. (a)  76,200  990,600
  11,977,150
INSURANCE - 1.4%
Capital Re Corp.   1,700  48,025
CMAC Investments  58,800  2,793,000
Frontier Insurance Group, Inc.  53,000  1,517,125
Markel Corp. (a)  11,500  856,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
NY Magic, Inc. (a)  14,000 $ 224,000
Presidential Life Corp.   22,400  212,800
Prudential Reinsurance Holdings, Inc. (a)  8,000  163,000
Renaissance RE Holdings (a)  2,000  54,250
Selective Insurance Group, Inc.   10,300  383,675
State Auto Financial Corp.   11,300  248,600
Vesta Insurance Group Corp.   18,000  726,750
  7,227,975
SAVINGS & LOANS - 1.1%
California Federal Bank Class A (a)  246,400  3,634,400
California Federal Bank A Federal Savings Bank
(Los Angeles) contingent litigation recovery rights (a)  24,640  107,800
Commercial Federal Corp.   66,700  2,192,763
  5,934,963
SECURITIES INDUSTRY - 0.0%
Donaldson Lufkin & Jenrette, Inc.  500  14,875
TOTAL FINANCE   36,998,866
HEALTH - 7.1%
DRUGS & PHARMACEUTICALS - 3.0%
Bio-Rad Laboratories, Inc. Class A (a)  31,900  1,212,200
Depotech Corp.  (a)  500  7,250
Myriad Genetics, Inc. (a)  500  13,500
North American Biologicals, Inc. (a)  127,600  1,020,800
Rexall Sundown, Inc. (a)  87,400  1,311,000
Serologicals Corp. (a)  1,500  23,625
Watson Pharmaceuticals, Inc.  (a)  270,700  12,113,825
  15,702,200
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Conmed Corp. (a)  114,200  3,997,000
EMPI, Inc. (a)  83,400  1,855,650
Fresenius USA, Inc. (a)  27,500  450,313
Invacare Corp.   80,700  2,037,675
Medisense, Inc. (a)  124,500  2,661,188
Orthofix International NV  10,000  97,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Research Industries Corp. (a)  23,200 $ 638,000
Respironics, Inc. (a)  24,500  532,875
Sofamor/Danek Group, Inc. (a)  144,400  3,537,800
  15,808,001
MEDICAL FACILITIES MANAGEMENT - 1.1%
Advocat, Inc.  (a)  31,700  340,775
American Homepatient, Inc.  (a)  71,800  1,741,150
Community Health Systems, Inc. (a)  9,800  311,150
Health Management, Inc.  53,500  608,563
Renal Treatment Centers, Inc. (a)  73,100  2,631,600
Rotech Medical Corp. (a)  15,100  343,525
Sterling House Corp.   1,000  12,375
Total Renal Care Holdings, Inc.  500  10,188
  5,999,326
TOTAL HEALTH   37,509,527
INDUSTRIAL MACHINERY & EQUIPMENT - 7.9%
ELECTRICAL EQUIPMENT - 0.8%
Baldor Electric Co.   53,600  1,286,400
BMC Industries, Inc.   80,000  3,090,000
  4,376,400
INDUSTRIAL MACHINERY & EQUIPMENT - 5.8%
Acme-Cleveland Corp.   60,200  1,316,875
Applied Power, Inc. Class A  49,700  1,509,638
Duriron Co., Inc.   153,500  4,106,125
Flow International Corp. (a)  86,000  956,750
FSI International, Inc. (a)  344,000  8,170,000
Gasonics International Corp. (a)  95,000  3,135,000
IDEX Corp.   44,400  1,676,100
Kaman Corp. Class A  4,900  52,675
Kaydon Corp.   43,000  1,241,625
NN Ball & Roller, Inc.   28,000  581,000
Regal-Beloit Corp.   42,800  770,400
Ultratech Stepper, Inc. (a)  182,000  7,280,000
  30,796,188
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 1.3%
Advance Ross Corp. (a)  31,400 $ 863,500
Sanifill, Inc. (a)  112,800  3,553,200
TETRA Technologies, Inc. (a)  700  15,225
United Waste Systems, Inc. (a)  57,300  2,263,350
  6,695,275
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   41,867,863
MEDIA & LEISURE - 14.0%
BROADCASTING - 0.2%
Century Communications Corp. Class A  98,000  833,000
Heritage Media Corp. Class A (a)  5,000  138,750
  971,750
ENTERTAINMENT - 3.0%
Ameristar Casinos, Inc. (a)  15,700  102,050
Anchor Gaming (a)  27,500  605,000
Regal Cinemas, Inc. (a)  113,600  4,458,800
Scientific Games Holdings Corp. (a)  331,500  10,856,625
  16,022,475
LEISURE DURABLES & TOYS - 3.6%
Authentic Fitness Corp.   66,500  1,363,250
Champion Enterprises, Inc. (a)  150,300  3,889,013
Cobra Golf, Inc. (a)  420,300  10,927,800
First Team Sports, Inc. (a)  195,800  2,692,250
West Marine, Inc. (a)  12,000  366,000
  19,238,313
LODGING & GAMING - 3.3%
Casino Magic Corp.  (a)  12,500  56,250
Grand Casinos, Inc. (a)  418,300  16,627,425
Harbour Centre Development Ltd.   925,000  1,022,952
  17,706,627
PUBLISHING - 0.7%
Gibson Greetings, Inc.   156,400  2,170,050
Marieberg Tidnings AB Class A Free shares  11,000  262,169
Nelson Thomas, Inc.   23,500  390,688
Pulitzer Publishing Co.   13,000  588,250
  3,411,157
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 3.2%
Applebee's International, Inc.   288,000 $ 8,100,000
Apple South, Inc.   239,700  4,913,850
Cooker Restaurant Corp.   33,500  326,625
Papa John's International, Inc.  (a)  96,000  3,696,000
  17,036,475
TOTAL MEDIA & LEISURE   74,386,797
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Aptargroup, Inc.   4,900  167,825
RETAIL & WHOLESALE - 3.5%
APPAREL STORES - 0.8%
Claire's Stores, Inc.   163,200  3,202,800
Just For Feet, Inc.  (a)  5,700  134,663
Kenneth Cole Productions, Inc. Class A (a)  4,700  192,113
Mens Wearhouse, Inc. (a)  19,700  768,300
  4,297,876
DRUG STORES - 0.4%
Medicine Shoppe International, Inc.   46,700  2,008,100
GENERAL MERCHANDISE STORES - 0.8%
Casey's General Stores, Inc.   177,800  4,089,400
GROCERY STORES - 0.5%
Richfood Holdings, Inc. Class A  113,200  2,830,000
RETAIL & WHOLESALE, MISCELLANEOUS - 1.0%
CDW Computer Centers, Inc. (a)  48,000  2,328,000
Eagle Hardware & Garden, Inc. (a)  38,600  294,325
Friedmans, Inc. Class A (a)  73,900  1,496,475
Global Directmail Corp. (a)  4,000  109,000
Rex Stores Corp.   63,800  1,084,600
Sodak Gaming, Inc. (a)  15,000  273,750
  5,586,150
TOTAL RETAIL & WHOLESALE   18,811,526
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.1%
ADVERTISING - 0.0%
ADVO-Systems, Inc.   1,000 $ 25,500
PRINTING - 0.0%
CSS Industries, Inc. (a)  9,000  203,625
SERVICES - 1.1%
Barrett Business Services, Inc. (a)  52,600  736,400
CFI Proservices, Inc. (a)  15,000  204,375
Devry, Inc.  (a)  87,000  1,935,750
Lawyers Title Corp.   51,500  843,313
Regis Corp.   17,800  404,950
Robert Half International, Inc. (a)  5,500  200,750
Rural/Metro Corp. (a)  60,000  1,440,000
  5,765,538
TOTAL SERVICES   5,994,663
TECHNOLOGY - 22.0%
COMMUNICATIONS EQUIPMENT - 2.5%
Aspect Telecommunications Corp.  (a)  63,600  2,186,250
Microcom, Inc. (a)  4,400  96,250
Microdyne Corp.  (a)  76,800  2,131,200
Microtest, Inc. (a)  241,100  3,737,050
Network General Corp.  (a)  120,200  4,988,300
  13,139,050
COMPUTER SERVICES & SOFTWARE - 4.4%
American Management Systems, Inc.  (a)  206,200  5,954,025
Bisys Group, Inc. (The) (a)  76,000  2,128,000
Cooper & Cheyan Technology  500  7,063
Dendrite International Corp. (a)  300  5,213
DST Systems, Inc.   3,000  63,000
Fair Issac & Company, Inc.   69,000  1,863,000
Legato Systems, Inc. (a)  200  7,300
Medic Computer Systems, Inc.  (a)  217,500  11,581,875
On Technology Corp. (a)  300  3,600
Seer Technologies, Inc.  (a)  500  7,500
Simware, Inc. (a)  2,400  22,500
Smith Micro Software, Inc. (a)  300  3,675
Softkey International, Inc. (a)  24,900  784,350
SPSS, Inc. (a)  58,800  992,250
Spyglass, Inc. (a)  500  24,875
  23,448,226
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Discreet Logic, Inc. (a)  500 $ 28,500
Read-Rite Corp. (a)  237,000  8,265,375
  8,293,875
ELECTRONIC INSTRUMENTS - 4.1%
Cognex Corp. (a)  11,000  657,250
Credence Systems Corp. (a)  317,000  11,847,875
Electro Scientific Industries, Inc. (a)  122,000  3,782,000
Novellus System, Inc. (a)  81,500  5,613,313
Plasma & Materials Technologies, Inc. (a)  400  4,600
  21,905,038
ELECTRONICS - 9.4%
Alliance Semiconductor Corp. (a)  138,150  4,248,113
Altron Inc. (a)  73,700  2,118,875
AVX Corp.  2,000  62,250
CIDCO, Inc. (a)  301,100  8,920,088
Dallas Semiconductor Corp.   30,500  648,125
Electroglas, Inc. (a)  82,000  5,760,500
Kent Electronics Corp.   1,000  48,750
Paradigm Technology, Inc. (a)  200  4,400
Photronics, Inc. (a)  187,700  5,537,150
Recoton Corp.  (a)  23,100  513,975
S-3, Inc. (a)  184,600  3,161,275
Sierra Semiconductor Corp. (a)  204,000  3,646,500
Speedfam International, Inc. (a)  3,000  49,125
Tegal Corp. (a)  2,000  25,500
Telcom Semiconductor, Inc. (a)  600  4,725
Tencor Instruments (a)  357,200  15,225,650
  49,975,001
TOTAL TECHNOLOGY   116,761,190
TRANSPORTATION - 5.3%
AIR TRANSPORTATION - 4.0%
America West Airlines, Inc. Class B (a)  271,000  3,692,375
Comair Holdings, Inc.   487,300  13,674,856
Valuejet, Inc. (a)  75,000  3,909,375
  21,276,606
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
RAILROADS - 0.1%
ABC Rail Products Corp. (a)  100 $ 2,225
Westinghouse Air Brake Co. (a)  29,000  253,750
  255,975
SHIPPING - 0.5%
Nu-Kote Holdings, Inc. Class A (a)  132,500  2,749,375
TRUCKING & FREIGHT - 0.7%
Air Express International Corp.   58,900  1,222,175
Fritz Companies, Inc. (a)  55,800  1,953,000
Heartland Express Inc.   25,000  678,125
  3,853,300
TOTAL TRANSPORTATION   28,135,256
UTILITIES - 0.5%
CELLULAR - 0.2%
Cellular Communications Puerto Rico, Inc. (a)  47,100  1,361,484
TELEPHONE SERVICES - 0.2%
Tel-Save Holdings, Inc. (a)  500  6,938
U.S. Long Distance Corp. (a)  88,900  1,144,588
  1,151,526
WATER - 0.1%
Northumbrian Water Group PLC Ord.   20,000  313,571
TOTAL UTILITIES   2,826,581
TOTAL COMMON STOCKS
(Cost $350,097,595)  417,587,398
U.S. TREASURY OBLIGATIONS - 1.0%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. Treasury Bill, yields at date of purchase
5.2534% to 5.3885%, 12/7/95 (Cost $ 5,569,997) (c) $ 5,600,000  5,571,708
REPURCHASE AGREEMENTS - 20.3%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%, dated
10/31/95 due 11/1/95 ( Note 3 ) $ 107,800,605 $  107,783,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $463,450,592)   $ 530,942,106
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
248 S&P 500 Stock Index
Futures Contracts   Dec.1995 $ 72,397,400 $ (410,694)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES --13.6%
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $127,219 or 0.0% of net assets.
3. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,710,000.
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $463,450,592. Net unrealized appreciation aggregated $67,491,514, of which $82,298,754 related to appreciated investment securities and $14,807,240 related to depreciated investment securities.
At April 30, 1995, the fund had a capital loss carryforward of approximately $25,259,000 all of which will expire on April 30, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS OCTOBER 31, 1995 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase                  $ 530,942,106
agreements of $107,783,000) (cost $463,450,592) -
See accompanying schedule

Cash                                                                       887

Receivable for investments sold                                            5,666,612

Receivable for fund shares sold                                            6,837,076

Dividends receivable                                                       87,685

Other receivables                                                          160,697

 TOTAL ASSETS                                                              543,695,063

LIABILITIES

Payable for investments purchased                           $ 3,366,824

Payable for fund shares redeemed                             4,872,090

Accrued management fee                                       404,707

Payable for daily variation on futures contracts             432,569

Other payables and accrued expenses                          235,580

 TOTAL LIABILITIES                                                         9,311,770

NET ASSETS                                                                $ 534,383,293

Net Assets consist of:

Paid in capital                                                           $ 411,949,240

Undistributed net investment income                                        763,758

Accumulated undistributed net realized gain (loss) on                      54,589,475
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              67,080,820
investments

NET ASSETS, for 39,906,593 shares outstanding                             $ 534,383,293

NET ASSET VALUE and redemption price per share                             $13.39
($534,383,293 (divided by) 39,906,593 shares)

Maximum offering price per share (100/97.00 of $13.39)                     $13.80


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)

INVESTMENT INCOME                                                                  $ 583,977
Dividends

Interest                                                                            3,245,310

 TOTAL INCOME                                                                       3,829,287

EXPENSES

Management fee

 Basic fee                                                           $ 1,711,275

 Performance Adjustment                                               67,501

Transfer agent fees                                                   940,865

Accounting fees and expenses                                          148,577

Non-interested trustees' compensation                                 2,951

Custodian fees and expenses                                           22,196

Registration fees                                                     47,420

Audit                                                                 16,387

Legal                                                                 1,949

Miscellaneous                                                         1,947

 TOTAL EXPENSES                                                                     2,961,068

NET INVESTMENT INCOME                                                               868,219

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                72,549,387

 Foreign currency transactions                                        (46)

 Futures contracts                                                    7,197,769     79,747,110

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                8,158,826

 Futures contracts                                                    (410,694)     7,748,132

NET GAIN (LOSS)                                                                     87,495,242

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ 88,363,461
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                        SIX MONTHS       YEAR ENDED
                                                            ENDED OCTOBER    APRIL 30,
                                                            31, 1955         1995
                                                            (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 868,219        $ 2,588,505
Net investment income

 Net realized gain (loss)                                    79,747,110       (8,047,912)

 Change in net unrealized appreciation (depreciation)        7,748,132        21,292,238

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             88,363,461       15,832,831
FROM OPERATIONS

Distributions to shareholders from net investment income     (2,013,523)      (622,825)

Share transactions                                           585,786,137      557,255,782
Net proceeds from sales of shares

 Reinvestment of distributions                               1,992,199        614,684

 Cost of shares redeemed                                     (702,480,911)    (672,148,923)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             (114,702,575)    (114,278,457)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    (28,352,637)     (99,068,451)

NET ASSETS

 Beginning of period                                         562,735,930      661,804,381

 End of period (including undistributed net investment      $ 534,383,293    $ 562,735,930
income of $763,758 and $1,909,062, respectively)

OTHER INFORMATION
Shares

 Sold                                                        44,634,182       53,720,710

 Issued in reinvestment of distributions                     178,353          60,500

 Redeemed                                                    (56,406,607)     (64,674,336)

 Net increase (decrease)                                     (11,594,072)     (10,893,126)


FINANCIAL HIGHLIGHTS
      SIX MONTHS       YEAR ENDED    JUNE 28, 1993
      ENDED OCTOBER    APRIL 30,     (COMMENCEME
      31, 1995                       NT OF
                                     OPERATIONS) TO
                                     APRIL 30,

      (UNAUDITED)      1995          1994


SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 10.93     $ 10.61     $ 10.00

Income from Investment Operations

 Net investment income                            .04         .05         .02

 Net realized and unrealized gain (loss)          2.48        .28         .65

 Total from investment operations                 2.52        .33         .67

Less Distributions                                (.06)       (.01)       -
From net investment income

 In excess of net investment income               -           -           (.02)

 In excess of net realized gain                   -           -           (.04)

 Total distributions                              (.06)       (.01)       (.06)

Net asset value, end of period                   $ 13.39     $ 10.93     $ 10.61

TOTAL RETURN  B, C                                23.16%      3.12%       6.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 534,383   $ 562,736   $ 661,804

Ratio of expenses to average net assets           1.13%       .97%        1.20%
                                                 A                       A

Ratio of expenses to average net assets after     1.13%       .90%        1.18%
expense reductions                               A                       A

Ratio of net investment income to average         .33%        .40%        .03%
net assets                                       A                       A

Portfolio turnover rate                           171%        182%        210%
                                                 A                       A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, partnerships, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Effective for shares purchased after December 4, 1995, shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
FUTURES CONTRACTS AND OPTIONS. The fund may use futures and options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments
3. JOINT TRADING ACCOUNT -
CONTINUED
were $107,800,605 at 5.88%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Number of dealers or banks 25
Maximum amount with one dealer or bank 15.0%
Aggregate principal amount of agreements $18,413,950,000
Aggregate maturity amount of agreements $18,416,960,000
Aggregate market value of collateral $18,835,133,000
Coupon rates of collateral 0.0% to 15.75%
Maturity dates of collateral 11/15/95 to 11/15/24
4. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $358,141,966 and $454,878,583, respectively.
The market value of futures contracts opened and closed during the period amounted to $621,683,482 and $556,073,157, respectively.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $580,954 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $38,474 for the period.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export Fund
Fidelity Fifty Fund
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE